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Oppenheimer Money Market Fund, Inc.
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6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated November 28, 2005, revised December 6, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  November 28,  2005.  It should be read together with the  Prospectus,  which may be obtained by writing to the Fund's
Transfer Agent,  OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217,  by calling the Transfer Agent at the toll-free  number shown above, or
by   downloading   it  from   the   OppenheimerFunds   Internet   website   at
www.oppenheimerfunds.com.

Contents                                                                Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks.........
   The Fund's Investment Policies.............................................
   Other Investment Strategies................................................
   Investment Restrictions....................................................
   Disclosure of Portfolio Holdings...........................................
How the Fund is Managed.......................................................
   Organization and History...................................................
   Board of Directors and Oversight Committees................................
   Directors and Officers of the Fund.........................................
   The Manager................................................................
Payments to Fund Intermediaries...............................................
Performance of the Fund.......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Fund.........................................

Financial Information About the Fund
Independent Registered Public Accounting Firm's Report........................
Financial Statements..........................................................

Appendix A: Ratings Definitions............................................A-1
Appendix B: Industry Classifications.......................................B-1
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A B O U T T H E F U N D
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Additional Information About the Fund's Investment Policies and Risks

.......The investment  objective and the principal  investment  policies of the
Fund  are  described  in  the   Prospectus.   This   Statement  of  Additional
Information  contains  supplemental  information  about those policies and the types of  securities  that the Fund's  investment  Manager,  OppenheimerFunds,
Inc. (the  "Manager"),  may select for the Fund.  Additional  explanations are also  provided  about the  strategies  the Fund may use to try to achieve  its objective.

The Fund's  Investment  Policies.  The Fund's objective is to seek the maximum current income that is consistent  with stability of principal.  The Fund will not make  investments  with the objective of seeking capital growth.  However, the value of the  securities  held by the Fund may be  affected  by changes in general  interest rates.  Because the current value of debt securities  varies inversely  with  changes in  prevailing  interest  rates,  if  interest  rates increase after a security is purchased,  that security would normally  decline in  value.  Conversely,  if  interest  rates  decrease  after  a  security  is purchased,  its value would rise.  However,  those  fluctuations in value will not  generally  result in realized  gains or losses to the Fund since the Fund does not usually intend to dispose of securities  prior to their  maturity.  A debt security  held to maturity is redeemable by its issuer at full  principal value plus accrued interest.

      The Fund may sell  securities  prior to their  maturity,  to  attempt to take  advantage  of  short-term  market  variations,  or  because of a revised credit evaluation of the issuer or other considerations.  The Fund may also do so to generate cash to satisfy  redemptions of Fund shares. In such cases, the
Fund may realize a capital gain or loss on the security.

      |X|   Ratings  of   Securities  --  Portfolio   Quality,   Maturity  and
Diversification.  Under Rule 2a-7 of the  Investment  Company Act of 1940 (the
"Investment  Company  Act") the Fund uses the  amortized  cost method to value its  portfolio  securities  to determine the Fund's net asset value per share.
Rule 2a-7 places  restrictions  on a money market  fund's  investments.  Under that Rule,  the Fund may  purchase  only those  securities  that the  Manager, under Board-approved  procedures, has determined have minimal credit risks and
are  "Eligible   Securities."  The  rating   restrictions   described  in  the
Prospectus and this Statement of Additional  Information do not apply to banks in which the Fund's cash is kept.

      An  "Eligible  Security"  is one that  has been  rated in one of the two
highest  short-term  rating  categories  by  any  two   "nationally-recognized
statistical rating  organizations." That term is defined in Rule 2a-7 and they are referred to as "Rating  Organizations"  in this  Statement  of  Additional
Information.  If only one Rating Organization has rated that security, it must have been rated in one of the two  highest  rating  categories  by that Rating
Organization.  An unrated  security that is judged by the Manager,  subject to review by the  Fund's  Board of  Directors,  to be of  comparable  quality  to
Eligible  Securities  rated by Rating  Organizations  may also be an "Eligible
Security."

      Rule 2a-7  permits  the Fund to  purchase  any  number  of  "First  Tier
Securities."  These  are  Eligible  Securities  that  have  been  rated in the highest  rating  category  for  short-term  debt  obligations  by at least two
Rating  Organizations.  If only one Rating Organization has rated a particular security,  it must have been  rated in the  highest  rating  category  by that
Rating  Organization.  Comparable  unrated  securities  may also be First Tier
Securities.

      Under Rule 2a-7,  the Fund may invest only up to 5% of its total  assets in  "Second  Tier  Securities."  Those are  Eligible  Securities  that are not
"First Tier Securities." In addition, the Fund may not invest more than:
   o? 5% of its total assets in the  securities  of any one issuer (other than the U.S. government, its agencies or instrumentalities) or
   o  1% of its total  assets or $1 million  (whichever  is greater) in Second
      Tier Securities of any one issuer.

      Under  Rule  2a-7,  the Fund must  maintain  a  dollar-weighted  average portfolio  maturity of not more than 90 days,  and the  maturity of any single portfolio  investment  may not exceed 397 days.  The Board  regularly  reviews reports  from the  Manager to show the  Manager's  compliance  with the Fund's procedures and with the Rule.

      If a security's  rating is downgraded,  the Manager and/or the Board may have to reassess the security's  credit risk. If a security has ceased to be a
First Tier Security,  the Manager will promptly  reassess whether the security continues to present  minimal  credit risk. If the Manager  becomes aware that any Rating  Organization  has  downgraded its rating of a Second Tier Security or rated an unrated  security below its second highest  rating  category,  the
Fund's  Board of  Directors  shall  promptly  reassess  whether  the  security presents  minimal  credit risk and whether it is in the best  interests of the
Fund to dispose of it.

      If the Fund  disposes  of the  security  within five days of the Manager learning of the downgrade,  the Manager will provide the Board with subsequent notice of such  downgrade.  If a security  is in  default,  or ceases to be an
Eligible  Security,  or is  determined  no longer to  present  minimal  credit risks,  the Board must determine  whether it would be in the best interests of the Fund to dispose of the security.

      The Rating Organizations  currently designated as  nationally-recognized statistical  rating  organizations  by the Securities and Exchange  Commission
("SEC")  are  Standard & Poor's (a  division  of the  McGraw-Hill  Companies),
Moody's Investors Service,  Inc., Fitch, Inc. and Dominion Bond Rating Service
Limited.  Appendix A to this  Statement  of  Additional  Information  contains descriptions of the rating categories of those Rating  Organizations.  Ratings at the time of purchase  will  determine  whether  securities  may be acquired under the restrictions described above.

      |X|   U.S.  Government   Securities.   U.S.  government  securities  are
obligations  issued or  guaranteed  by the U.S.  Government or its agencies or instrumentalities.  They include  Treasury Bills (which mature within one year of the date they are issued) and  Treasury  Notes and Bonds  (which are issued with longer maturities).  All Treasury securities are backed by the full faith and credit of the United States.

      U.S. government agencies and  instrumentalities  that issue or guarantee
securities   include,   but  are  not   limited   to,  the   Federal   Housing
Administration, Farmers Home Administration,  Export-Import Bank of the United
States,   Small  Business   Administration,   Government   National   Mortgage
Association, General Services Administration,  Bank for Cooperatives,  Federal
Home Loan Banks, Federal Home Loan Mortgage Corporation,  Federal Intermediate
Credit  Banks,  Federal Land Banks,  Maritime  Administration,  the  Tennessee
Valley Authority and the District of Columbia Armory Board.

      Securities  issued  or  guaranteed  by  U.S.   government  agencies  and
instrumentalities  are not  always  backed by the full faith and credit of the
United  States.  Some,  such as  securities  issued  by the  Federal  National
Mortgage  Association ("Fannie Mae"), are backed by the right of the agency or instrumentality  to  borrow  from the  Treasury.  Others,  such as  securities issued by the Federal Home Loan  Mortgage  Corporation  ("Freddie  Mac"),  are
supported only by the credit of the  instrumentality  and not by the Treasury.
If the  securities  are not  backed by the full faith and credit of the United
States,  the  purchaser  must  look  principally  to the  agency  issuing  the obligation  for  repayment  and may not be able to assert a claim  against the
United  States  if the  issuing  agency or  instrumentality  does not meet its commitment.

      Among the U.S.  government  securities that may be purchased by the Fund are  "mortgage-backed  securities" of Fannie Mae, Government National Mortgage
Association  ("Ginnie  Mae") and Freddie Mac.  Timely payment of principal and interest  on Ginnie  Mae  pass-through  is  guaranteed  by the full  faith and
credit  of  the  United  States.  These  mortgage-backed   securities  include
"pass-through"  securities  and  "participation  certificates."  Both types of securities  are similar,  in that they  represent  pools of mortgages that are assembled by a vendor who sells  interests in the pool.  Payments of principal and interest by individual  mortgagors are "passed  through" to the holders of the  interests in the pool.  Another type of  mortgage-backed  security is the
"collateralized  mortgage  obligation."  It is similar to a conventional  bond and is secured by groups of individual mortgages.

      |X|   Time  Deposits  and Other Bank  Obligations.  The types of "banks"
whose  securities the Fund may buy include  commercial  banks,  savings banks, and  savings  and loan  associations,  which may or may not be  members of the
Federal  Deposit  Insurance  Corporation.  The Fund may also buy securities of
"foreign banks" that are:
         o  foreign   branches  of  U.S.   banks  (which  may  be  issuers  of
            "Eurodollar" money market instruments),
         o? U.S.  branches and agencies of foreign banks (which may be issuers of "Yankee dollar" instruments), or
         o? foreign branches of foreign banks.

      The Fund may invest in fixed  time  deposits.  These are  non-negotiable deposits in a bank for a specified  period of time at a stated  interest rate.
They may or may not be subject to withdrawal  penalties.  However,  the Fund's investments  in time deposits  that are subject to penalties  (other than time deposits  maturing  in less than 7 days)  are  subject  to the 10%  investment limitation  for investing in illiquid  securities,  set forth in "Illiquid and
Restricted Securities" in the Prospectus.

      The Fund will buy bank  obligations only from a domestic bank with total assets of at least $2.0  billion or from a foreign  bank with total  assets of at least $30.0 billion.  Those asset  requirements  apply only at the time the obligations are acquired.

      |X|   Insured   Bank   Obligations.   The  Federal   Deposit   Insurance
Corporation  insures the  deposits of banks and savings and loan  associations up to $100,000 per  investor.  Within the limits set forth in the  Prospectus, the Fund may purchase bank  obligations that are fully insured as to principal by the FDIC. To remain fully insured as to principal,  these  investments must currently  be  limited  to  $100,000  per bank.  If the  principal  amount and accrued  interest  together  exceed  $100,000,  then the  accrued  interest in excess of that $100,000 will not be insured.

      |X|   Bank Loan  Participation  Agreements.  The Fund may invest in bank loan participation agreements,  subject to the investment limitation set forth in the  Prospectus  as to  investments  in  illiquid  securities.  If the Fund invests  in bank  loan  participation  agreements,  they are not  expected  to exceed 5% of the Fund's  total  assets.  Participation  agreements  provide an undivided  interest  in a loan  made by the  bank  issuing  the  participation interest  in the  proportion  that the buyer's  investment  bears to the total principal  amount of the loan.  Under this type of  arrangement,  the  issuing bank may have no  obligation  to the buyer  other  than to pay  principal  and interest  on the loan if and when  received by the bank.  Thus,  the Fund must look to the  creditworthiness  of the  borrower,  which is  obligated  to make payments of principal and interest on the loan.  If the borrower  fails to pay scheduled principal or interest payments,  the Fund may experience a reduction in income.

      |X|   Asset-Backed  Securities.  These securities,  issued by trusts and special  purpose  corporations,  are  backed  by  pools of  assets,  primarily automobile  and  credit-card  receivables  and home  equity  loans.  They pass through the payments on the  underlying  obligations  to the security  holders
(less   servicing  fees  paid  to  the  originator  or  fees  for  any  credit enhancement).  The value of an asset-backed security is affected by changes in
the   market's   perception   of  the  asset   backing   the   security,   the
creditworthiness  of the servicing  agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.

      Payments  of  principal  and  interest  passed  through  to  holders  of asset-backed  securities  are  typically  supported  by some  form  of  credit enhancement,  such as a letter of credit,  surety bond,  limited  guarantee by another  entity  or having a  priority  to  certain  of the  borrower's  other securities.  The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit  enhancement of an asset-backed  security held by the Fund has been exhausted,  and if any  required  payments of  principal  and interest are not made with respect to the underlying  loans, the Fund may experience  losses or delays in receiving payment.

      The  risks  of  investing  in  asset-backed  securities  are  ultimately dependent  upon payment of consumer loans by the  individual  borrowers.  As a purchaser  of an  asset-backed  security,  the Fund  would  generally  have no recourse to the entity that  originated the loans in the event of default by a borrower.  The underlying loans are subject to prepayments,  which shorten the weighted  average life of asset-backed  securities and may lower their return, in the same manner as for  prepayments of a pool of mortgage loans  underlying mortgage-backed securities.  However,  asset-backed securities do not have the benefit of the same  security  interest  in the  underlying  collateral  as do mortgage-backed securities.

      |X|   Repurchase  Agreements.  In a  repurchase  transaction,  the  Fund acquires a  security  from,  and  simultaneously  resells  it to, an  approved vendor for delivery on an  agreed-upon  future date.  The resale price exceeds the purchase  price by an amount that  reflects an  agreed-upon  interest rate effective for the period during which the  repurchase  agreement is in effect.
An  "approved  vendor" may be a U.S.  commercial  bank,  the U.S.  branch of a foreign bank, or a  broker-dealer  which has been  designated a primary dealer in government  securities.  They must meet the credit  requirements set by the
Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the resale  typically  will occur  within one to five days of the purchase.  The Fund will not enter into a repurchase agreement that will cause more  than  10% of its net  assets  to be  subject  to  repurchase  agreements maturing in more than seven days.

      Repurchase  agreements  are  considered  "loans"  under  the  Investment
Company Act,  collateralized by the underlying security. The Fund's repurchase agreements  require  that at all times while the  repurchase  agreement  is in effect,  the  collateral's  value must equal or exceed the repurchase price to fully  collateralize  the repayment  obligation.  The Manager will monitor the vendor's  creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's  value.  However, if the vendor fails to pay the resale  price on the delivery  date,  the Fund may incur costs in disposing of the collateral and may experience  losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive  Order issued by the SEC, the Fund,  along with other  affiliated  entities  managed by the Manager,  may transfer  uninvested cash balances into one or more joint repurchase  accounts.  These balances are invested  in one or more  repurchase  agreements,  secured by U.S.  government securities.  Securities  pledged as collateral for  repurchase  agreements are held by a custodian bank until the agreements  mature.  Each joint  repurchase arrangement  requires that the market value of the collateral be sufficient to cover payments of interest and principal;  however, in the event of default by the other party to the  agreement,  retention of the collateral may be subject to legal proceedings.

Other Investment Strategies

      |X|   Floating  Rate/Variable  Rate Obligations.  The Fund may invest in instruments  with floating or variable  interest rates. The interest rate on a floating rate obligation is based on a stated  prevailing market rate, such as a bank's prime rate,  the 90-day U.S.  Treasury Bill rate,  the rate of return on commercial paper or bank  certificates of deposit,  or some other standard.
The rate on the  investment  is  adjusted  automatically  each time the market rate is adjusted.  The interest  rate on a variable  rate  obligation  is also based on a stated  prevailing  market rate but is adjusted  automatically at a specified  interval of not less than one year.  Some variable rate or floating rate obligations in which the Fund may invest have a demand feature  entitling the  holder  to  demand  payment  of an  amount  approximately  equal  to  the amortized  cost of the  instrument or the principal  amount of the  instrument plus accrued  interest at any time,  or at specified  intervals  not exceeding one year. These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include  master  demand notes,  which are obligations that permit the Fund to invest fluctuating  amounts in a note. The amount may change  daily  without  penalty,  pursuant  to direct  arrangements between  the Fund,  as the note  purchaser,  and the  issuer of the note.  The interest rates on these notes  fluctuate from time to time. The issuer of this type of  obligation  normally  has a  corresponding  right in its  discretion, after a given  period,  to  prepay  the  outstanding  principal  amount of the obligation plus accrued  interest.  The issuer must give a specified number of days' notice to the holders of those  obligations.  Generally,  the changes in the interest rate on those  securities  reduce the fluctuation in their market value.  As interest  rates  decrease or increase,  the  potential  for capital appreciation  or  depreciation  is less than that for  fixed-rate  obligations having the same maturity.

      Because  these  types of  obligations  are direct  lending  arrangements between  the  note  purchaser  and  issuer  of  the  note,  these  instruments generally will not be traded.  Generally,  there is no  established  secondary market for these types of  obligations,  although they are redeemable from the issuer at face value. Accordingly,  where these obligations are not secured by letters of credit or other credit  support  arrangements,  the Fund's right to redeem them is  dependent  on the ability of the note issuer to pay  principal and interest on demand.  These types of  obligations  usually are not rated by credit rating agencies.  The Fund may invest in obligations that are not rated only if the Manager  determines at the time of investment that the obligations are of  comparable  quality  to the  other  obligations  in which the Fund may invest. The Manager, on behalf of the Fund, will monitor the  creditworthiness of the issuers of the  floating and variable  rate  obligations  in the Fund's portfolio on an ongoing basis.

      |X|   Loans of Portfolio Securities.  To attempt to increase its income, the Fund may lend its  portfolio  securities  to  brokers,  dealers  and other financial  institutions.  These  loans are limited to not more than 10% of the value  of the  Fund's  total  assets  and  are  subject  to  other  conditions described below.  There are some risks in lending  securities.  The Fund could experience a delay in receiving  additional  collateral to secure a loan, or a delay in recovering the loaned securities.  The Fund presently does not intend to lend its securities,  but if it does, the value of securities loaned is not expected to exceed 5% of the Fund's total assets.

      The Fund may receive  collateral  for a loan.  Under current  applicable regulatory  requirements  (which are subject to change),  on each business day the loan  collateral  must be at least equal to the market value of the loaned securities.  The collateral must consist of cash, bank letters of credit, U.S.
government  securities  or  other  cash  equivalents  in  which  the  Fund  is permitted to invest.  To be acceptable as  collateral,  letters of credit must obligate a bank to pay amounts  demanded  by the Fund if the demand  meets the terms of the letter.  Such terms and the issuing bank must be  satisfactory to the Fund.

      When it lends securities,  the Fund receives from the borrower an amount equal to the interest paid or the dividends  declared on the loaned securities during the term of the loan. It may also receive  negotiated loan fees and the
interest  on  the  collateral  securities,   less  any  finders',   custodian,
administrative  or other fees the Fund pays in connection  with the loan.  The
Fund may share the interest it receives on the collateral  securities with the borrower  as  long as it  realizes  at  least a  minimum  amount  of  interest required by the lending guidelines established by its Board of Directors.

      The  Fund  will  not  lend  its  portfolio  securities  to any  officer,
Director,  employee or affiliate of the Fund or its Manager.  The terms of the
Fund's  loans must meet  certain  tests under the  Internal  Revenue  Code and permit the Fund to reacquire  loaned  securities  on five business days notice or in time to vote on any important matter.

      |X|   Illiquid  and  Restricted  Securities.   Under  the  policies  and
procedures  established  by  the  Fund's  Board  of  Directors,   the  Manager
determines  the  liquidity of certain of the Fund's  investments.  Investments may be illiquid because of the absence of an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable  price. A restricted  security  may have terms that limit its resale to other  investors or may  require  registration  under  applicable  laws  before  it may be sold publicly.

      Illiquid  securities  the  Fund  can  buy  include  issues  that  may be redeemed  only by the issuer upon more than seven days notice or at  maturity, repurchase  agreements  maturing in more than seven days,  fixed time deposits subject to  withdrawal  penalties  which  mature in more than seven days,  and other  securities  that  cannot  be sold  freely  due to legal or  contractual restrictions  on resale.  Contractual  restrictions  on the resale of illiquid securities  might  prevent or delay their sale by the Fund at a time when such sale would be desirable.

      There are restricted  securities that are not illiquid that the Fund can buy.  They include  certain  master  demand notes  redeemable  on demand,  and short-term  corporate  debt  instruments  that  are  not  related  to  current transactions  of the issuer and therefore are not exempt from  registration as commercial paper.  Illiquid securities include repurchase  agreements maturing in more than 7 days, or certain participation  interests other than those with puts exercisable within 7 days.

Investment Restrictions

      |X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
         o? 67% or more of the  shares  present or  represented  by proxy at a shareholder  meeting,  if the  holders  of more  than  50% of the outstanding shares are present or represented by proxy, or
         o  more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Directors can change  non-fundamental  policies without shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's  principal  investment  policies are described in the Prospectus.

      |X|   Does the Fund Have Additional  Fundamental Policies? The following investment  restrictions are fundamental  policies of the Fund as contemplated by the Investment  Company Act. The limitations of the following  policies may be  changed  to the  extent  that the  corresponding  policies  of the Act are changed by amendment, exemptive or interpretive relief:
         o? The  Fund  cannot  invest  more  than 5% of its  total  assets  in securities  of any  issuer  (except  the  U.S.  government  or its agencies or instrumentalities).
         o? The Fund cannot  invest 25% or more of its total assets in any one industry.  Except for obligations  issued or guaranteed by foreign banks, the Fund's  investments in U.S.  government  securities and bank  obligations  described in the Prospectus are not included in this limitation.
         o? The Fund cannot make loans,  except to the extent  permitted under the Investment  Company Act, the rules or  regulations  thereunder or any  exemption  therefrom  that is  applicable  to the Fund, as such statute,  rules or regulations  may be amended or interpreted
            from  time  to  time.  (See   "Interfund   Borrowing  and  Lending
            Arrangements" above).
         o? The Fund may not  borrow  money,  except to the  extent  permitted under  the  Investment  Company  Act,  the  rules  or  regulations thereunder  or any exemption  therefrom  that is applicable to the
            Fund,  as such  statute,  rules or  regulations  may be amended or interpreted  from  time to time.  (See  "Interfund  Borrowing  and
            Lending Arrangements" above).
         o? The Fund cannot  invest in real estate,  physical  commodities  or commodity  contracts,  except to the  extent  permitted  under the
            Investment  Company Act, the rules or  regulations  thereunder  or any exemption  therefrom,  as such statute,  rules or  regulations may be amended or interpreted from time to time.
         o?  The Fund may not underwrite  securities issued by others,  except to the extent that a Fund may be considered an underwriter  within the  meaning  of the  Securities  Act of 1933,  as  amended,  when reselling securities held in its own portfolio.
         o  The Fund  cannot  issue  senior  securities,  except to the extent
            permitted   under  the  Investment   Company  Act,  the  rules  or
            regulations  thereunder  or  any  exemption  therefrom,   as  such
            statute,  rules or regulations may be amended or interpreted  from time to time.

      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in illiquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

|X|   Does the Fund Have Additional  Restrictions  That Are Not  "Fundamental"
Policies?

      The Fund has additional  operating policies which are stated below, that are not  "fundamental,"  and which can be  changed  by the Board of  Directors without shareholder approval.

      The Fund cannot invest in securities of other investment companies.

      For purposes of the Fund's policy not to concentrate  its investments in securities of issuers,  the Fund has adopted the industry  classifications set forth in Appendix B to this Statement of Additional  Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

      Public  Disclosure.  The Fund's  portfolio  holdings  are made  publicly available  no later  than 60 days  after the close of each of the Fund's fiscal  quarters in semi-annual and annual reports to  shareholders,  or in its  Statements  of  Investments  on Form  N-Q,  which  are  publicly available at the SEC.

Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
Fund's behalf.

The Fund, the Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than
15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If the
Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
         Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
         Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
            need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security
Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
         (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

Portfolio  managers and analysts  may,  subject to the  Manager's  policies on communications with the press and other media,  discuss portfolio  information in  interviews  with  members of the  media,  or in due  diligence  or similar meetings  with  clients  or  prospective  purchasers  of Fund  shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

The Chief Compliance Officer of the Fund and the Manager, Distributor, and
Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the
Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Fund Is Managed

Organization  and  History.  The Fund is a  diversified,  open-end  management investment  company.  The Fund was  organized  as a  Maryland  corporation  in
December 1973.

|X|   Classes of Shares. The Directors are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights.
Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has two classes of shares: Class A, and Class Y. All classes invest in the same investment portfolio. Only certain institutional investors may purchase Class Y shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares  are  freely  transferable,  and each share of each class has one vote at shareholder meetings,  with fractional shares voting proportionally on matters  submitted  to  a  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share of the same class.

|X|   Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters or when required to do so by the Investment
 Company Act or other applicable law. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under
 Maryland law.

      The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants'
expense.

Board of Directors and Oversight Committees. The Fund is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Directors has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee and a Proxy Committee. The Audit Committee
is comprised solely of Directors who are not "interested persons" under the
Investment Company Act (the "Independent Directors"). The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall, and Joseph M. Wikler. The Audit Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2005. The Audit Committee furnishes the
Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent
Auditors"). Other main functions of the Audit Committee outlined in the Audit
Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged;
(ii) reviewing reports from the Fund's independent Auditors regarding the
Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent Auditors and the
Independent Directors (v) reviewing the independence of the Fund's independent Auditors; (vi) pre-approving the provision of any non-audit services by the Fund's independent Auditors; and (vi) pre-approving the provision of any non-audit services by the fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley, and Brian
F. Wruble. The Regulatory & Oversight Committee held 6 meetings during the
Fund's fiscal year ended July 31, 2005. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment
Company Act and other applicable law, among other duties as set forth in the
Regulatory & Oversight Committee's Charter.

      The members of the Governance Committee are, Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee held 7 meetings during the Fund's fiscal year ended
July 31, 2005. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties set forth in the Governance
Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Directors, including Independent Directors for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Directors except for those instances when a shareholder vote is required.

      To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by
Independent Board members or recommended by any other Board members including
Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, to the attention of the Board of Directors of Oppenheimer Money
Market Fund, Inc., c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the
Investment Company Act. In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Governance
Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee held 1 meeting during the Fund's fiscal year ended July 31, 2005. The Proxy
Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

      Directors and Officers of the Fund. Except for Mr. Murphy, each of the
Directors is an Independent Director. All of the Directors are also directors, trustees or managers of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer International Growth Fund
                                           Oppenheimer   International   Large  Cap
Oppenheimer AMT-Free New York Municipals   Core Fund
                                           Oppenheimer  International Small Company
Oppenheimer Balanced Fund                  Fund
Oppenheimer California Municipal Fund      Oppenheimer International Value Fund
                                           Oppenheimer   Limited  Term   California
Oppenheimer Capital Appreciation Fund      Municipal Fund
Oppenheimer Developing Markets Fund        Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Multi-State Municipal Trust
Oppenheimer Dividend Growth Fund           Oppenheimer Portfolio Series
Oppenheimer Emerging Growth Fund           Oppenheimer Real Estate Fund
Oppenheimer Emerging Technologies Fund     Oppenheimer Select Value Fund
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    OFI Tremont Core Strategies Hedge Fund
Oppenheimer Global Opportunities Fund      OFI Tremont Market Neutral Hedge Fund
                                           Oppenheimer  Tremont Market Neutral Fund
Oppenheimer Gold & Special Minerals Fund   LLC
Oppenheimer Growth Fund                    Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Diversified Fund Oppenheimer U.S. Government Trust

      In  addition  to being a  trustee,  director  or  manager of the Board I
Funds,  Messrs.  Galli and Wruble are also  directors or trustees of ten other portfolios,  and Messrs. Wikler and Wold are directors of one other portfolio, in the OppenheimerFunds complex.

      Present or former  officers,  directors,  trustees  and  employees  (and their  immediate  family members) of the Fund, the Manager and its affiliates, and retirement plans  established by them for their employees are permitted to purchase  Class A shares  of the Fund and the other  Oppenheimer  funds at net asset  value  without  sales  charge.  The  sales  charge on Class A shares is waived for that group  because of the reduced  sales  efforts  realized by the
Distributor.

      Messrs. Gillespie, Murphy, Petersen,Vandehey, Vottiero, Weiss, Wixted
and Zack and Mses. Bloomberg, Ives and Wolf, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of
October 31, 2005 the Directors and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above.
In addition, none of the Independent Directors (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

       Affiliated Transactions and Material Business Relationships. Mr.
Reynolds has reported he has a controlling interest in The Directorship
Group, Inc. (the "Directorship Group"), a director recruiting firm that provided consulting services to Massachusetts Mutual Life Insurance Company
(which controls the Manager) for fees of $137,500 for calendar year ended
December 31, 2002. Mr. Reynolds reported that the Directorship Group did not provide consulting services to Massachusetts Mutual Life Insurance Company during the calendar years ended December 31, 2003 and 2004 and does not expect to provide any such services in the calendar year ended December 31,
2005.

      The Independent Directors have unanimously (except for Mr. Reynolds, who abstained) determined that the consulting arrangements between the
Directorship Group and Massachusetts Mutual Life Insurance Company were not material business or professional relationships that would compromise Mr.
Reynolds's status as an Independent Director. Nonetheless, to assure certainty as to determinations of the Board and the Independent Directors as to matters upon which the Investment Company Act or the rules thereunder require approval by a majority of Independent Directors, Mr. Reynolds will not be counted for purposes of determining whether a quorum of Independent
Directors was present or whether a majority of Independent Directors approved the matter.

      Biographical Information. The Directors and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Director's beneficial share ownership in the Fund and in all of the registered investment companies that the Director oversees in the Oppenheimer family of funds ("Supervised Funds"). Ms. Miller was elected to certain Board
I Funds during 2004 and did not hold shares of Board I Funds during the calendar year ended December 31, 2004. Mr. Fink was elected to the Board I
Funds in 2005 and did not hold shares of Board I Funds during the calendar year ended December 31, 2004. The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Independent Directors
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                Principal Occupation(s) During the Past  Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                              Range of   Shares
Position(s) Held     5 Years;                                 Shares     Beneficially
with Fund,           Other Trusteeships/Directorships Held;   BeneficiallOwned in
Length of Service,   Number of Portfolios in Fund Complex     Owned in   Supervised
Age                  Currently Overseen                       the Fund   Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Clayton K. Yeutter,  Director of American Commercial Lines    None       Over
Chairman of the      (barge company) (since January 2005);               $100,000
Board of Directors   Attorney at Hogan & Hartson (law firm)
since 2003;          (since June 1993); Director of Covanta
Director since 1993  Holding Corp. (waste-to-energy company)
Age: 74              (since 2002); Director of Weyerhaeuser
                     Corp. (1999-April 2004); Director of
                     Caterpillar, Inc. (1993-December 2002);
                     Director of ConAgra Foods (1993-2001);
                     Director of Texas Instruments
                     (1993-2001); Director of FMC
                     Corporation (1993-2001). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Matthew P. Fink,     Trustee of the Committee for Economic    None       None
Director since       Development (policy research
2005                 foundation) (since 2005); Director of
Age:  64             ICI Education Foundation (education
                     foundation) (since October 1991);
                     President of the Investment Company
                     Institute (trade association)
                     (1991-2004); Director of ICI Mutual
                     Insurance Company (insurance company)
                     (1991-2004). Oversees 38 portfolios in
                     the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Galli,     A director or trustee of other           $10,001-$50Over
Director since 1993  Oppenheimer funds. Oversees 48                      $100,000
Age: 72              portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip A.           Director of GSI Lumonics Inc.            None       Over
Griffiths, Director  (precision medical equipment supplier)              $100,000
since 2002           (since 2001); Trustee of Woodward
Age: 66              Academy (since 1983); Senior Advisor of
                     The Andrew W. Mellon Foundation (since
                     2001); Member of the National Academy
                     of Sciences (since 1979); Member of the
                     American Philosophical Society (since
                     1996); Council on Foreign Relations
                     (since 2002); Director of the Institute
                     for Advanced Study (1991-2004);
                     Director of Bankers Trust New York
                     Corporation (1994-1999). Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mary Miller,         Trustee of the American Symphony         None       None
Director since 2004  Orchestra (not-for-profit) (since
Age: 63              October 1998); and Senior Vice
                     President and General Auditor of
                     American Express Company (financial
                     services company) (July 1998-February
                     2003). Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joel W. Motley,      Director of Columbia Equity Financial    None       Over
Director since 2002  Corp. (privately-held financial                     $100,000
Age: 53              adviser) (since 2002); Managing
                     Director of Carmona Motley, Inc.
                     (privately-held financial adviser)
                     (since January 2002); Managing Director
                     of Carmona Motley Hoffman Inc.
                     (privately-held financial adviser)
                     (January 1998-December 2001); Member of
                     the Finance and Budget Committee of the
                     Council on Foreign Relations, the
                     Investment Committee of the Episcopal
                     Church of America, the Investment
                     Committee of Human Rights Watch and the
                     Investment Committee of Historic Hudson
                     Valley. Oversees 38 portfolios in the
                     OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth A. Randall,  Director of Dominion Resources, Inc.     $50,001-$10Over0
Director since 1987  (electric utility holding company)                  $100,000
Age: 78              (since February 1972); Former Director
                     of Prime Retail, Inc. (real estate
                     investment trust), Dominion Energy Inc.
                     (electric power and oil & gas
                     producer), Lumbermens Mutual Casualty
                     Company, American Motorists Insurance
                     Company and American Manufacturers
                     Mutual Insurance Company; Former
                     President and Chief Executive Officer
                     of The Conference Board, Inc.
                     (international economic and business
                     research). Oversees 38 portfolios in
                     the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Russell S.           Chairman of The Directorship Search      None       Over
Reynolds, Jr.,       Group, Inc. (corporate governance                   $100,000
Director since 1989  consulting and executive recruiting)
Age: 73              (since 1993); Life Trustee of
                     International House (non-profit
                     educational organization); Former
                     Trustee of The Historical Society of
                     the Town of Greenwich. Oversees 38
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph M. Wikler,    Director of the following medical        None       $50,001-$100,000
Director since 2005  device companies: Medintec (since 1992)
Age: 64              and Cathco (since 1996); Director of
                     Lakes Environmental Association (since
                     1996); Member of the Investment
                     Committee of the Associated Jewish
                     Charities of Baltimore (since 1994);
                     Director of Fortis/Hartford mutual
                     funds (1994-December 2001). Oversees 39
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Peter I. Wold        President of Wold Oil Properties, Inc.   None       Over
Director since 2005  (oil and gas exploration and production             $100,000
Age : 57             company) (since 1994); Vice President,
                     Secretary and Treasurer of Wold Trona
                     Company, Inc. (soda ash processing and
                     production) (since 1996); Vice
                     President of Wold Talc Company, Inc.
                     (talc mining) (since 1999); Managing
                     Member of Hole-in-the-Wall Ranch
                     (cattle ranching) (since 1979);
                     Director and Chairman of the Denver
                     Branch of the Federal Reserve Bank of
                     Kansas City (1993-1999); and Director
                     of PacifiCorp. (electric utility)
                     (1995-1999). Oversees 39 portfolios in
                     the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Brian F. Wruble,     General Partner of Odyssey Partners,     None       Over
Director since 2005  L.P. (hedge fund) (since September                  $100,000
Age: 62              1995); Director of Special Value
                     Opportunities Fund, LLC (registered
                     investment company) (since September
                     2004); Director of Zurich Financial
                     Investment Advisory Board (affiliate of
                     the Manager's parent company) (since
                     October 2004); Board of Governing
                     Trustees of The Jackson Laboratory
                     (non-profit) (since August 1990);
                     Trustee of the Institute for Advanced
                     Study (non-profit educational
                     institute) (since May 1992); Special
                     Limited Partner of Odyssey Investment
                     Partners, LLC (private equity
                     investment) (January 1999-September
                     2004); Trustee of Research Foundation
                     of AIMR (2000-2002) (investment
                     research, non-profit); Governor, Jerome
                     Levy Economics Institute of Bard
                     College (August 1990-September 2001)
                     (economics research); Director of Ray &
                     Berendtson, Inc. (May 2000-April 2002)
                     (executive search firm). Oversees 48
                     portfolios in the OppenheimerFunds
                     complex.
-------------------------------------------------------------------------------------

      The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves for as
Director for an indefinite term and as an Officer for an annual term, or until his resignation, retirement, death or removal.  Mr. Murphy is an
"Interested Director" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

-------------------------------------------------------------------------------------------
                             Interested Director and Officer
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During the Past 5      Dollar      Aggregate
                                                                             Dollar Range
                                                                 Range of     Of Shares
                                                                  Shares     Beneficially
Held with Fund,    Years; Other Trusteeships/Directorships      Beneficially   Owned in
Length of          Held; Number of Portfolios in the Fund        Owned in     Supervised
Service, Age       Complex Currently Overseen                    the Fund       Funds
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                 As of December 31, 2004
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and        $1-$10,000  Over $100,000
Director since     Director (since June 2001) and President
2002               (since September 2000) of the Manager;
Age: 56            President and a director or trustee of
                   other Oppenheimer funds; President and
                   Director of Oppenheimer Acquisition Corp.
                   ("OAC") (the Manager's parent holding
                   company) and of Oppenheimer Partnership
                   Holdings, Inc. (holding company subsidiary
                   of the Manager) (since July 2001); Director
                   of OppenheimerFunds Distributor, Inc.
                   (subsidiary of the Manager) (since November
                   2001); Chairman and Director of Shareholder
                   Services, Inc. and of Shareholder Financial
                   Services, Inc. (transfer agent subsidiaries
                   of the Manager) (since July 2001);
                   President and Director of OppenheimerFunds
                   Legacy Program (charitable trust program
                   established by the Manager) (since July
                   2001); Director of the following investment
                   advisory subsidiaries of the Manager: OFI
                   Institutional Asset Management, Inc.,
                   Centennial Asset Management Corporation,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc. (since
                   November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 1, 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive Vice
                   President of Massachusetts Mutual Life
                   Insurance Company (OAC's parent company)
                   (since February 1997); Director of DLB
                   Acquisition Corporation (holding company
                   parent of Babson Capital Management LLC)
                   (since June 1995); Member of the Investment
                   Company Institute's Board of Governors
                   (since October 3, 2003); Chief Operating
                   Officer of the Manager (September 2000-June
                   2001); President and Trustee of MML Series
                   Investment Fund and MassMutual Select Funds
                   (open-end investment companies) (November
                   1999-November 2001); Director of C.M. Life
                   Insurance Company (September 1999-August
                   2000); President, Chief Executive Officer
                   and Director of MML Bay State Life
                   Insurance Company (September 1999-August
                   2000); Director of Emerald Isle Bancorp and
                   Hibernia Savings Bank (wholly-owned
                   subsidiary of Emerald Isle Bancorp) (June
                   1989-June 1998). Oversees 77 portfolios in
                   the OppenheimerFunds complex as a director
                   or trustee and officer and an additional 10
                   portfolios as an officer.
-------------------------------------------------------------------------------------------

      The address of the officers in the chart below are as follows: for
Messrs. Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008, for Messrs.
Petersen, Vandehey,Vottiero, Weiss and Wixted and Mss. Ives and Wolf, 6803 S.
Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

------------------------------------------------------------------------------------
                               Officers of the Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Carol E. Wolf, Vice     Senior Vice  President of the Manager (since June 2000) and
President and           of HarbourView  Asset  Management  Corporation  (since June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 1988              complex.  Formerly Vice President of the Manager (June 1990
Age: 53                 - June 2000).
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Barry D. Weiss, Vice    Vice  President  of the  Manager  (since  July 2001) and of
President and           HarbourView  Asset  Management   Corporation   (since  June
Portfolio Manager       2003);  an officer of 6 portfolios in the  OppenheimerFunds
since 2001              complex.  Formerly  Assistant  Vice  President  and  Senior
Age: 41                 Credit Analyst of the Manager  (February  2000-June  2001).
                        Prior to joining  the  Manager  in  February  2000,  he was
                        Associate  Director,  Structured  Finance,  Fitch IBCA Inc.
                        (April 1998 - February 2000).
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mark S. Vandehey,       Senior Vice President and Chief  Compliance  Officer of the
Vice President and      Manager    (since   March   2004);    Vice   President   of
Chief Compliance        OppenheimerFunds   Distributor,   Inc.,   Centennial  Asset
Officer since 2004      Management   Corporation  and  Shareholder  Services,   Inc
Age:  55                (since June 1983).  Former Vice  President  and Director of
                        Internal  Audit of the  Manager  (1997-February  2004).  An
                        officer of 87 portfolios in the Oppenheimer funds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian W. Wixted,        Senior Vice President and Treasurer of the Manager (since
Treasurer since 1999    March 1999); Treasurer of the following: HarbourView Asset
Age: 46                 Management Corporation, Shareholder Financial Services,
                        Inc., Shareholder Services, Inc., Oppenheimer Real Asset
                        Management Corporation, and Oppenheimer Partnership
                        Holdings, Inc. (since March 1999), OFI Private
                        Investments, Inc. (since March 2000), OppenheimerFunds
                        International Ltd. (since May 2000), OppenheimerFunds plc
                        (since May 2000), OFI Institutional Asset Management, Inc.
                        (since November 2000), and OppenheimerFunds Legacy Program
                        (charitable trust program established by the Manager)
                        (since June 2003); Treasurer and Chief Financial Officer
                        of OFI Trust Company (trust company subsidiary of the
                        Manager) (since May 2000); Assistant Treasurer of the
                        following: OAC (since March 1999),Centennial Asset
                        Management Corporation (March 1999-October 2003) and
                        OppenheimerFunds Legacy Program (April 2000-June 2003);
                        Principal and Chief Operating Officer of Bankers Trust
                        Company-Mutual Fund Services Division (March 1995-March
                        1999). An officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian Petersen,         Assistant Vice President of the Manager (since August
Assistant Treasurer     2002); Manager/Financial Product Accounting of the Manager
since 2004              (November 1998-July 2002). An officer of 87 portfolios in
Age: 35                 the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Philip Vottiero,        Vice President/Fund Accounting of the Manager (since March
Assistant Treasurer     2002); Vice President/Corporate Accounting of the Manager
since 2002              (July 1999-March 2002); Chief Financial Officer at Sovlink
Age: 42                 Corporation (April 1996-June 1999). An officer of 87
                        portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Zack,         Executive Vice President (since January 2004) and General
Secretary since 2001    Counsel (since March 2002) of the Manager; General Counsel
Age: 57                 and Director of the Distributor (since December 2001);
                        General Counsel of Centennial Asset Management Corporation
                        (since December 2001); Senior Vice President and General
                        Counsel of HarbourView Asset Management Corporation (since
                        December 2001); Secretary and General Counsel of OAC
                        (since November 2001); Assistant Secretary (since
                        September 1997) and Director (since November 2001) of
                        OppenheimerFunds International Ltd. and OppenheimerFunds
                        plc; Vice President and Director of Oppenheimer
                        Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November
                        2001); Senior Vice President, General Counsel and Director
                        of Shareholder Financial Services, Inc. and Shareholder
                        Services, Inc. (since December 2001); Senior Vice
                        President, General Counsel and Director of OFI Private
                        Investments, Inc. and OFI Trust Company (since November
                        2001); Vice President of OppenheimerFunds Legacy Program
                        (since June 2003); Senior Vice President and General
                        Counsel of OFI Institutional Asset Management, Inc. (since
                        November 2001); Director of OppenheimerFunds (Asia)
                        Limited (since December 2003); Senior Vice President (May
                        1985-December 2003), Acting General Counsel (November
                        2001-February 2002) and Associate General Counsel (May
                        1981-October 2001) of the Manager; Assistant Secretary of
                        the following: Shareholder Services, Inc. (May
                        1985-November 2001), Shareholder Financial Services, Inc.
                        (November 1989-November 2001), and OppenheimerFunds
                        International Ltd. (September 1997-November 2001). An
                        officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Kathleen T. Ives,       Vice President (since June 1998) and Senior Counsel and
Assistant Secretary     Assistant Secretary (since October 2003) of the Manager;
since 2001              Vice President (since 1999) and Assistant Secretary (since
Age: 40                 October 2003) of the Distributor; Assistant Secretary of
                        Centennial Asset Management Corporation (since October
                        2003); Vice President and Assistant Secretary of
                        Shareholder Services, Inc. (since 1999); Assistant
                        Secretary of OppenheimerFunds Legacy Program and
                        Shareholder Financial Services, Inc. (since December
                        2001); Assistant Counsel of the Manager (August
                        1994-October 2003). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Lisa I. Bloomberg,      Vice President and Associate Counsel of the Manager (since
Assistant Secretary     May 2004); First Vice President (April 2001-April 2004),
since 2004              Associate General Counsel (December 2000-April 2004),
Age:  37                Corporate Vice President (May 1999-April 2001) and
                        Assistant General Counsel (May 1999-December 2000) of UBS
                        Financial Services Inc. (formerly, PaineWebber
                        Incorporated). An officer of 87 portfolios in the
                        OppenheimerFunds complex.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip S. Gillespie    Senior Vice President and Deputy General Counsel of the
Assistant     Secretary Manager (since September 2004); Mr. Gillespie held the
since 2004              following positions at Merrill Lynch Investment
Age: 41                 Management: First Vice President (2001-September 2004);
                        Director (2000-September 2004) and Vice President
                        (1998-2000) of Merrill Lynch Investment Management. An
                        officer of 87 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------

|X|   Remuneration of Directors.  The Directors of the Fund who are affiliated with the  Manager  receive  no salary or fee from the  Fund.  The  Independent
Directors'  compensation  from the Fund,  shown  below,  is for  serving  as a
Director  and  member of a  committee  (if  applicable),  with  respect to the
Fund's  fiscal year ended July 31,  2005.  The total  compensation,  including accrued  retirement  benefits,  from  the Fund  and  fund  complex  represents compensation  received for serving as a Director and member of a committee (if applicable) of the boards of the Fund and other funds in the  OppenheimerFunds complex during the calendar year ended December 31, 2004.

------------------------------------------------------------------------------------
Name and Other Fund        Aggregate     Retirement     Estimated        Total
                                          Benefits                    Compensation
                          Compensation   Accrued as       Annual     From the Fund
Position(s)                   From      Part of Fund  Benefits Upon     and Fund
(as applicable)            Fund((1))      Expenses    Retirement((2))   Complex
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Clayton K. Yeutter        $8,308((3))      $2,077        $86,171        $173,700
Chairman of the Board
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Matthew Fink((4))            $1,767         None          $2,641          None
Proxy Committee Member
and Regulatory &
Oversight Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Robert G. Galli              $6,184         None      $100,824((5))  $273,312((6))
Regulatory & Oversight
Committee Chairman
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Phillip Griffiths
Governance Committee
Chairman and Regulatory   $7,171((7))      $7,171        $34,972        $142,092
& Oversight Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Mary F. Miller((8))
Audit Committee Member
and Proxy Committee          $4,109         None         $7,128_         $8,532
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joel W. Motley
Audit Committee Chairman
and Regulatory &          $7,211((9))      $2,884        $23,945        $150,760
Oversight Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Kenneth A. Randall           $6,412      None((10))      $85,944        $134,080
Audit Committee Member
and Governance Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Edward V. Regan(11)          $5,278         None         $70,977        $118,788
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Russell S. Reynolds, Jr.     $5,115         None         $66,602        $106,792
Proxy Committee Chairman
and Governance Committee
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Donald W. Spiro(12)           $801          None           None         $64,080
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Joseph M. Wikler((13))        None          None           None         $23,000
Audit Committee Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Peter I. Wold((1)3)
Governance Committee          None          None           None         $20,500
Member
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Brian F. Wruble(14)
Regulatory & Oversight        None          None       $22,238(15)    $111,000(16)
Committee Member
------------------------------------------------------------------------------------
1.    "Aggregate   Compensation   From  Fund"   includes   fees  and  deferred
   compensation, if any.
2.    "Estimated  Annual Benefits Upon Retirement" is based on a straight life payment plan  election with the  assumption  that a Director will retire at the  age of 75 and is  eligible  (after  7 years  of  service)  to  receive retirement  plan  benefits as described  below under  "Retirement  Plan for
   Directors."
3.    Includes   $2,077   deferred  by  Mr.   Yeutter   under  the   "Deferred
   Compensation Plan" described below.
4.    Mr.  Fink was  appointed  as a Director  or Trustee of 10 of the Board I
   Funds  effective  January 1, 2005 and was elected as a Board  member of all the other Board I Funds during 2005.
5.    Includes $45,840 estimated  benefits to be paid to Mr. Galli for serving as trustee or director of 10 other  Oppenheimer  funds that are not Board I
   Funds.
6.    Includes  $111,000  for  serving  as  trustee  or  director  of 10 other
   Oppenheimer funds (at December 31, 2004)  that are not Board I Funds.
7.    Includes   $7,171   deferred  by  Mr.   Griffiths  under  the  "Deferred
   Compensation Plan" described below.
8.    Ms.  Miller was  appointed  as  Director or Trustee of 13 of the Board I
   Funds  effective  August  13,  2004  and 9 of the  Board I Funds  effective
   October  26,  2004.  She was  elected  as a Board  Member  of all the other
   Board I Funds during 2005.
9.    Includes $2,884
10.   deferred by Mr. Motley under the "Deferred  Compensation Plan" described below.
11.   Due to actuarial considerations,  no additional retirement benefits were accrued with respect to Mr. Randall.
12.   Mr. Regan  retired as Director of the Board I funds  effective  June 30,
   2005.
13.   Mr.  Spiro  retired as Director of the Board I funds  effective  October
   31, 2004.
14.   Mr.  Wikler  and Mr.  Wold were  elected  as Board  members of 23 of the
   Board I funds,  including  the Fund as of August 17, 2005.  They had served as Board  members of the other 11 Board I Funds,  including  the Fund prior to that date.
15.   Mr.  Wruble was  appointed  as Director  of the Board I Funds  effective
   October 10, 2005.
16.   Estimated  benefits  to be paid to Mr.  Wruble for serving as a director or trustee of 10 other  Oppenheimer  funds that are not Board I Funds.  Mr.
   Wruble's  service  as a  director  or  trustee  of such  funds  will not be counted  towards  the  fulfillment  of  his  eligibility  requirements  for payments under the Board I retirement plan, described below.
17.   For serving as a director or trustee of 10 other  Oppenheimer  funds (at
   December 31, 2004) that are not Board I Funds.

|X|   Retirement Plan for Directors. The Fund has adopted a retirement plan that provides for payments to retired Independent Directors. Payments are up to 80% of the average compensation paid during a Director's five years of service in which the highest compensation was received. A Director must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Director will receive depends on the amount of the
 Director's compensation, including future compensation and the length of his or her service on the Board.

|X|   Deferred Compensation Plan. The Board of Directors has adopted a
 Deferred Compensation Plan for Independent Directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
 Directors. The amount paid to the Director under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Directors' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred compensation account.

      |X|         Major  Shareholders.  As  of  October  31,  2005,  the  only persons  or  entities  who owned of  record  or were  known by the Fund to own beneficially  5% or more of any class of the Fund's  outstanding  shares;  and their holdings of that class as of that date, were the following:

      Taynik & Co.,  C/O  Investors  Bank & Trust,  PO Box  9130,  Boston,  MA
02117, which owned  17,137,109.020  Class Y Shares (representing 67.41% of the
Fund's Class Y shares then outstanding).

      Oregon College Savings Plan, C/O OppenheimerFunds,  PO Box 5270, Denver,
CO 80217-5270,  which owned 4,460,763.440 Class Y Shares  (representing 17.54%
of the Fund's Class Y shares then outstanding).

      New Mexico  Savings  Plan - TEP,  PO Box 5270,  Denver,  CO  80217-5270,
which owned  3,269,065.610 Class Y Shares  (representing  12.85% of the Fund's
Class Y shares then outstanding).

      |X|         Control  Persons.  As  of  October  31,  2005,  the  Manager
beneficially owned,  directly and/or through on or more controlled  companies,
35.37% of the  Class A  shares,  which  represent  35.96%  of the  outstanding voting  securities of the Fund. In the event that any matter is submitted to a vote of the Fund's  shareholders,  the  Manager  has  undertaken  to vote such securities  of the Fund,  and to cause any  controlled  companies to vote such securities  of the Fund,  in the same  proportion  as the shares of other Fund shareholders  are  voted  on  such  matter.  A  withdrawal  of  the  Manager's investment  could adversely affect the expense ratio for Class A shares and/or lead  to an  increase  in  the  Fund's  portfolio  turnover.  The  Manager  is organized in the State of Colorado.

The Manager.  The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

|X|   Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Fund does not have a Code of
Ethics since it is a money market fund.

      |X|   The   Investment   Advisory   Agreement.   The  Manager   provides
investment  advisory and  management  services to the Fund under an investment advisory  agreement  between  the Manager  and the Fund.  The Manager  selects securities for the Fund's portfolio and handles its day-to-day business.  That agreement  requires  the  Manager,  at its  expense,  to provide the Fund with adequate office space,  facilities and equipment. It also requires the Manager to provide and supervise the  activities  of all  administrative  and clerical personnel  required to provide  effective  administration  for the Fund. Those responsibilities  include the  compilation  and  maintenance  of records  with respect to its operations,  the  preparation and filing of specified  reports, and composition of proxy materials and registration  statements for continuous public sale of shares of the Fund.

      Expenses  not  expressly  assumed by the  Manager  under the  investment advisory  agreement are paid by the Fund.  The investment  advisory  agreement lists  examples of expenses paid by the Fund. The major  categories  relate to interest,  taxes,  fees to Independent  Directors,  legal and audit  expenses, custodian and transfer agent expenses,  share issuance costs, certain printing and  registration  costs  and  non-recurring  expenses,  including  litigation costs.  The management  fees paid by the Fund to the Manager are calculated at the rates  described  in the  Prospectus,  which  applied to the assets of the
Fund as a whole.  The Fees are  allocated to each class of shares based on the relative proportion of the Fund's net assets represent by that class.

      The  management  fees paid by the Fund to the Manager  during the Fund's most recent three fiscal years are as follows:

--------------------------------------------------------------------------------
Fiscal Year ending         Management Fee Paid to OppenheimerFunds, Inc.
       7/31
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2003                                 $8,305,548
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2004                                 $7,541,850
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
       2005                                 $7,781,528
--------------------------------------------------------------------------------

      The investment  advisory agreement states that in the absence of willful misfeasance  the Manager is not liable for any loss sustained by reason of the adoption of any  investment  policy or the purchase,  sale or retention of any security on its recommendation,  whether or not such recommendation shall have been based on its own  investigation  and research or upon  investigation  and research by any other  individual,  firm or corporation.  That  recommendation must have been made, and such other individual,  firm or corporation must have been selected,  with due care and in good faith.  However,  the Manager is not excused  from  liability  for its  willful  misfeasance,  bad  faith  or gross negligence in the performance of its duties, or its reckless  disregard of its obligations and duties, under the investment advisory agreement.

The  investment  advisory  agreement  permits the Manager to act as investment advisor  for any  other  person,  firm  or  corporation  and to use  the  name
"Oppenheimer" in connection with other  investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager  shall no longer act as  investment  advisor  to the Fund,  the right of the Fund to use the name "Oppenheimer" as part of its name may be withdrawn.

 Portfolio Managers. The Fund's portfolio is managed by Barry D. Weiss and
Carol E. Wolf (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

|X|   Other Accounts Managed.  In addition to managing the Fund's investment portfolio, each Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by each Portfolio
            Manager as of July 31, 2005. No account has a performance-based advisory fee:

        Portfolio              Total                   Total           Total
                                                     Assets in
                               Assets in  Other        Other
                      RegistereRegistered Pooled      Pooled            Assets
                      InvestmenInvestment InvestmentInvestment  Other  in Other
                      CompaniesCompanies  Vehicles   Vehicles   AccountAccounts
         Manager      Managed   Managed*   Managed   Managed*   ManagedManaged*
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
                         5                  None                  1
      Barry D. Weiss                                         $0
                                 $23,396.9                              $0.35
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
                         5                  None                  5
      Carol E. Wolf                                          $0
                                 $23,396.9                              $0.47

       *  In millions.

           As indicated above, the Portfolio Managers also manage other funds and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Fund.  That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies.  For example, the Portfolio Managers may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or they may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all funds and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
      Manager could have an incentive to favor the other fund or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Fund's Portfolio Managers may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
      are employed and compensated by the Manager, not the Fund. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2005 the Portfolio Managers' compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper
      - Money Market Funds.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The
      Portfolio Managers' compensation is not based on the total value of the
      Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the
      Portfolio Managers. The compensation structure of the other funds and accounts managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

             Ownership of Fund Shares.  As of July 31, 2005 each
      Portfolio Manager beneficially owned shares of the Trust as follows:

            ----------------------------------------------------------
                                                Range of Shares
                                                  Beneficially
                  Portfolio Manager            Owned in the Fund
            ----------------------------------------------------------
            ----------------------------------------------------------
            Barry D. Weiss                            None
            ----------------------------------------------------------
            ----------------------------------------------------------
            Carol E. Wolf                             None
            ----------------------------------------------------------

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund,
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager, acts as the
Fund's  principal   underwriter  and  Distributor  in  the  continuous  public offering of the Fund's  shares.  The  Distributor  is not  obligated to sell a specific  number  of  shares.  The  Distributor  bears the  expenses  normally attributable  to sales,  including  advertising  and the cost of printing  and mailing prospectuses, other than those furnished to existing shareholders.

    The Manager  and the  Distributor  may make  payments  to  affiliates.  In their  sole  discretion,  they may also  from  time to time  make  substantial payments  from their own  resources,  which  include  the  profits the Manager derives  from the  advisory  fees it  receives  from the Fund,  to  compensate
brokers,   dealers,   financial  institutions  and  other  intermediaries  for
providing  distribution  assistance  and/or  administrative  services  or that otherwise  promote sales of the Fund's shares.  These payments,  some of which may be referred to as "revenue  sharing,"  may relate to the Fund's  inclusion on a financial intermediary's preferred list of funds offered to its clients.

       |X|   Portfolio   Transactions.   Portfolio  decisions  are  based  upon
recommendations  and judgment of the Manager subject to the overall  authority of the  Board of  Directors.  Most  purchases  made by the Fund are  principal transactions at net prices,  so the Fund incurs little or no brokerage  costs.
The Fund deals  directly  with the selling or  purchasing  principal or market maker  without  incurring  charges for the  services of a broker on its behalf unless  the  Manager  determines  that a  better  price  or  execution  may be obtained by using the services of a broker.  Purchases of portfolio securities from  underwriters  include a commission or  concession  paid by the issuer to the  underwriter,  and purchases from dealers include a spread between the bid and asked prices.

      The  Fund  seeks  to  obtain  prompt  execution  of  orders  at the most favorable net price. If  broker/dealers  are used for portfolio  transactions, transactions  may be  directed  to brokers for their  execution  and  research services.  The research services provided by a particular broker may be useful only  to  one or  more  of the  advisory  accounts  of  the  Manager  and  its affiliates.  Investment  research  received for the commissions of those other accounts  may be  useful  both to the  Fund  and  one or  more  of such  other accounts.  Investment  research  services  may be supplied to the Manager by a third party at the instance of a broker  through  which trades are placed.  It may include  information  and analyses on particular  companies and industries as well as market or  economic  trends  and  portfolio  strategy,  receipt  of market quotations for portfolio  evaluations,  analytical software and similar products  and  services.  If a research  service also assists the Manager in a
non-research   capacity   (such  as   bookkeeping   or  other   administrative
functions),  then only the percentage or component that provides assistance to the  Manager  in  the  investment  decision-making  process  may  be  paid  in commission dollars.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplement  the research  activities of the Manager.  That  research  provides additional  views and  comparisons  for  consideration,  and helps the Manager obtain market  information  for the valuation of securities held in the Fund's portfolio or being considered for purchase.

      The Fund's  policy of  investing  in  short-term  debt  securities  with maturity  of less than one year  results in high  portfolio  turnover  and may increase the Fund's transaction costs. However,  since brokerage  commissions, if any, are small,  high turnover does not have an appreciable  adverse effect upon the income of the Fund.

Payments to Fund Intermediaries

      Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this Statement of Additional Information (the
"SAI"). Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the
Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor.
The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

      Possible types of payments to financial intermediaries include, without limitation, those discussed below.

Payments made by the Fund, or by an investor buying or selling shares of the
Fund may include:

o     shareholder servicing payments for providing omnibus accounting, recordkeeping, networking, sub-transfer agency or other
              administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or
              Distributor for expenses they incur on behalf of the Fund.

o     Payments made by the Manager or Distributor out of their respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the Fund. These payments are made at the discretion of the Manager and/or the
              Distributor. These payments, often referred to as "revenue sharing" payments, may be in addition to the payments by the
              Fund listed above.

o     These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms and programs,
              transaction processing or other services;
o     The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any
              self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and
              Distributor, subject to applicable law.

      These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o     placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

      Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

      For the year ended December 31, 2004, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

  ===============================================================================
  ADVEST INC.                             AEGON
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  A.G. Edwards & Sons, Inc                AIG Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Allianz Life Insurance Company          Allstate Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Ameritas Life Insurance Corporation     American Centurian Life Insurance
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Enterprise Life Insurance      American Express Financial Advisors
                                          Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Portfolios                     Annuity Investors Life
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  AXA Advisors                            Banc One Securities Corporation
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Bank of New York                        Cadaret Grant & Co. Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Charter One Securities Inc.             Chase Investment Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Citigroup Financial Network             CitiStreet
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Citizens Bank of Rhode Island           CJM Planning Corp.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Columbus Life Insurance Company         Commonwealth Financial Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  CUNA Brokerage Services Inc.            CUSO Financial Services, L.P.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Federal Kemper                          First Allied Securities Inc
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  First Global Capital                    GE Financial Assurance
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  GlenBrook Life and Annuity Co.          Great West Life & Annuity Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  HD Vest                                 Hewitt Associates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  HSBC Brokerage (USA) Inc.               ING Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Jefferson Pilot Securities Corporation  John Hancock Variable Life Insurance
                                          Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Kemper Life Assurance Company           Legend Equities Corporation
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Legg Mason Wood Walker, Incorporated    Lincoln National Life Insurance
                                          Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Lincoln Financial Advisors Corporation  Lincoln Investment Planning
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Linsco/Private Ledger Corp.             MassMutual Financial Group and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  McDonald Investments, Inc.              Merrill Lynch & Co., Inc. and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Metlife and affiliates                  Minnesota Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Morgan Stanley DW Inc.                  NPH Network
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Nationwide and affiliates               New York Life Securities, LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  PacLife Network                         Park Avenue Securities LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Planmember Securities Corporation       Prime Capital Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Princor Financial Services Corporation  Protective Life Insurance Co.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Provident Mutual Insurance Company      Prudential Investment Management
                                          Services LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Raymond James Financial Services, Inc.  Raymond James & Associates, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  RBC Dain Rauscher Inc.                  Securities America, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Security Benefit Life Insurance Company Signator Investments
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Sun Life Insurance Company              Suntrust Investment Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Tower Square Securities, Inc            Travelers Life & Annuity Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  UBS Financial Services Inc.             Union Central Life Insurance Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Wachovia Securities LLC                 Wells Fargo Investments, LLC
  ===============================================================================

      For the year ended December 31, 2004, the following firms, which in some cases are broker-dealers, received payments from the Manager or
Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

  ===============================================================================
  ABN AMRO                                ADP
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Alliance Benefit Group                  AMVESCAP Retirement Plans
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  American Stock & Transfer               Baden Retirement
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  BCG                                     Benefit Administration Co., LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Benefit Administration, Inc.            Benefit Plans Administrative Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Benetech, Inc.                          BISYS Retirement Services
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Boston Financial Data Services          Ceridian
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Circle Trust Company                    Citigroup
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  CitiStreet                              CPI
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Daily Access.Com, Inc.                  Digital Retirement Solutions
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Dyatech                                 ERISA Administrative Services, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  ExpertPlan.com                          FAScore
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  FBD Consulting                          Federated Investors
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Fidelity Institutional                  First National Bank of Omaha
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  First Trust Corp.                       Franklin Templeton
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Geller Group                            Gold K
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Great West Financial Services           Hartford Life Insurance Co.
  Equities, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  ICMA - RC Services                      In West Pension Mgmt
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Independent Plan Coordinators           Ingham Group
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Interactive Retirement Systems, Ltd.    Invesmart, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Kaufman & Goble                         Leggette & Co., Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Manulife                                MassMutual Financial Group and
                                          affiliates
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Matrix Settlement & Clearance Services  Mellon HR Solutions
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Merrill Lynch & Co., Inc.               Metavante
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Metlife Securities Inc.                 MFS Investment Management
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Mid Atlantic Capital Corp.              Milliman USA
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Morgan Stanley DW Inc.                  National City Bank
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  National Financial Services Corp.       National Investors Services Corp.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Nationwide Investment Service Corp.     New York Life Investment Management,
                                          Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Northwest Plan Services                 Pension Administration and Consulting
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  PFPC, Inc.                              PSMI Group
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Putnam Fiduciary Trust Company          Quads Trust Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  RSM McGladrey                           SAFECO
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Charles Schwab & Co., Inc.              Security Trust Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Sentinel / National Life                Standard Insurance Co
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Stanley, Hunt, Dupree & Rhine           State Street Bank & Trust Company
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Suntrust Investment Services, Inc.      Swerdlin & Co.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  T. Rowe Price Brokerage Services, L.P.  Taylor, Perky & Parker, LLC
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  The 401k Company                        The Investment Center, Inc.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Trusource                               Union Bank and Trust Co.
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  USI Consulting Group                    Vanguard Group
  -------------------------------------------------------------------------------
  -------------------------------------------------------------------------------
  Web401K.com                             Wilmington Trust Company
  ===============================================================================

Performance of the Fund

Explanation  of Performance  Terminology.  The Fund uses a variety of terms to
illustrate  its  performance.   These  terms  include   "yield,"   "compounded
effective  yield" and "average  annual total  return." An  explanation  of how yields and total returns are  calculated is set forth below.  The charts below show the Fund's  performance as of the Fund's most recent fiscal year end. You can obtain  current  performance  information  by calling the Fund's  Transfer
Agent at 1.800.225.5677 or by visiting the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

      The Fund's  illustrations of its performance data in advertisements must comply with rules of the SEC.  Those rules  describe the types of  performance data that may be used and how it is to be calculated.  If the fund shows total returns in  addition to its  yields,  the  returns  must be for the 1-, 5- and
10-year  periods  ending as of the most recent  calendar  quarter prior to the publication of the advertisement (or its submission for publication).

      Use of  standardized  performance  calculations  enables an  investor to compare the Fund's  performance to the performance of other funds for the same periods.  However,  a number of factors should be considered  before using the
Fund's  performance   information  as  a  basis  for  comparisons  with  other
investments:
   o  ?Yields and total  returns  measure the  performance  of a  hypothetical
      account  in  the  Fund  over  various   periods  and  do  not  show  the
      performance of each shareholder's  account.  Your account's  performance will  vary  from  the  model  performance  data  if your  dividends  are received in cash,  or you buy or sell shares  during the period,  or you bought  your  shares at a  different  time than the  shares  used in the model.
   o? An  investment  in the  Fund is not  insured  by the  FDIC or any  other government agency.
   o  The Fund's yield is not fixed or guaranteed and will fluctuate.
   o? Yields and total returns for any given past period represent  historical performance  information  and are not, and should not be  considered,  a prediction of future yields or returns.

oYields.  The Fund's  current  yield is calculated  for a seven-day  period of time as follows.  First,  a base period return is calculated for the seven-day period  by  determining  the  net  change  in  the  value  of  a  hypothetical pre-existing  account  having  one  share at the  beginning  of the  seven-day period.  The change  includes  dividends  declared on the  original  share and dividends  declared on any shares  purchased with dividends on that share, but such  dividends  are  adjusted to exclude any realized or  unrealized  capital gains or losses  affecting  the  dividends  declared.  Next,  the base  period return is  multiplied  by 365/7 to obtain  the  current  yield to the  nearest hundredth of one percent.

      The compounded effective yield for a seven-day period is calculated by:
      (1) adding 1 to the base period return (obtained as described above),
      (2) raising the sum to a power equal to 365 divided by 7, and
      (3) subtracting 1 from the result.

      The  yield  as  calculated   above  may  vary  for  accounts  less  than
approximately  $100 in value due to the  effect  of  rounding  off each  daily dividend to the  nearest  full cent.  The  calculation  of yield under  either procedure  described  above does not take into  consideration  any realized or unrealized  gains or  losses  on the  Fund's  portfolio  securities  which may affect dividends.  Therefore, the return on dividends declared during a period may not be the same on an annualized basis as the yield for that period.

      |X|   Total  Return  Information.  There are  different  types of "total returns"  to measure  the Fund's  performance.  Total  return is the change in value of a hypothetical  investment in the Fund over a given period,  assuming
that  all  dividends  and  capital  gains   distributions  are  reinvested  in
additional  shares  and  that the  investment  is  redeemed  at the end of the period.  The  cumulative  total  return  measures the change in value over the entire period (for example,  ten years).  An average annual total return shows the average  rate of return for each year in a period  that would  produce the cumulative total return over the entire period. However,  average annual total
returns  do  not  show  actual   year-by-year   performance.   The  Fund  uses
standardized  calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      o? Average  Annual Total  Return.  The "average  annual total return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years.  It is the rate of return  based on the  change in value of a  hypothetical  initial  investment  of $1,000  ("P" in the  formula below) held for a number of years ("n") to achieve an Ending  Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

------------------------------------------------------------------------------

ERV   l/n - 1   Average Annual Total Return
  P

------------------------------------------------------------------------------
      o? Cumulative Total Return.  The "cumulative  total return"  calculation measures the change in value of a  hypothetical  investment  of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors  as average annual total return,  but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

------------------------------------------------------------------------------

 ERV - P   = Total Return
-----------
    P

----------------------------------------------------------------------------------
               Yield         Compounded    Average Annual Total Returns (at
                          Effective Yield
           (7 days ended   (7 days ended
             7/31/05)         7/31/05)     7/31/05)
  ----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                                            1-Year       5 Years       10 Years
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class A      2.80%            2.84%          1.80%        2.04%          3.49%
-----------------------------------------------------------------------------------
Class Y      2.87%            2.91%          1.85%         N/A            N/A

      |X|   Other Performance Comparisons.  Yield information may be useful to investors in reviewing the Fund's  performance.  The Fund may make comparisons between its yield and that of other  investments,  by citing  various  indices such as The Bank Rate Monitor  National Index (provided by Bank Rate Monitor(TM))
which  measures  the  average  rate paid on bank money  market  accounts,  NOW accounts and  certificates of deposits by the 100 largest banks and thrifts in the top ten metropolitan  areas.  When comparing the Fund's yield with that of other  investments,  investors should understand that certain other investment alternatives  such as certificates  of deposit,  U.S.  government  securities, money market  instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Fund may include in its  advertisements and sales literature  performance  information  about the Fund cited in other newspapers and  periodicals,  such as The New York Times,  which may include  performance quotations from other sources.

      From time to time,  the Fund's  Manager may publish  rankings or ratings of the Manager (or the Transfer  Agent) or the investor  services  provided by them  to  shareholders  of  the  Oppenheimer  funds,  other  than  performance rankings of the  Oppenheimer  funds  themselves.  Those ratings or rankings of investor/shareholder  services by third  parties  may compare the  services of the Oppenheimer  funds to those of other mutual fund families  selected by the rating or ranking  services.  They may be based on the  opinions of the rating or ranking  service  itself,  based on its research or  judgment,  or based on surveys of investors, brokers, shareholders or others.

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A B O U T Y O U R A C C O U N T
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How to Buy Shares

When you purchase  shares of the Fund,  your ownership  interest in the shares of the Fund will be recorded  as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink.  When shares are  purchased  through  AccountLink,  each purchase must be at least $50 and  shareholders  must  invest at least  $500  before an
Asset  Builder Plan  (described  below) can be  established  on a new account.
Accounts  established  prior to  November  1,  2001,  will  remain  at $25 for additional  purchases.  Shares will be purchased  on the regular  business day the  Distributor  is  instructed  to initiate  the  Automated  Clearing  House
("ACH")  transfer to buy the shares.  Dividends will begin to accrue on shares purchased  by the  proceeds  of ACH  transfers  on the  business  day the Fund receives  Federal  Funds for the  purchase  through the ACH system  before the close of the New York Stock  Exchange ("the NYSE").  The NYSE normally  closes at 4:00 p.m.,  but may close  earlier on certain  days.  If Federal  Funds are received  on a business  day after the close of the NYSE,  the shares  will be purchased  and  dividends  will begin to accrue on the next  regular  business day. The  proceeds of ACH  transfers  are normally  received by the Fund three days after the  transfers are  initiated.  If the proceeds of the ACH transfer are not  received on a timely  basis,  the  Distributor  reserves the right to cancel the purchase  order.  The  Distributor and the Fund are not responsible
for  any  delays  in   purchasing   shares   resulting   from  delays  in  ACH
transmissions.

Asset  Builder  Plans.  As explained  in the  Prospectus,  you must  initially establish  your account with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase additional shares directly from a bank account  for as  little  as $50.  For  those  accounts  established  prior  to
November 1, 2002 and which have  previously  established  Asset Builder Plans, additional  purchases  will remain at $25.  Shares  purchased by Asset Builder
Plan payments from bank  accounts are subject to the  redemption  restrictions for recent  purchases  described in the  Prospectus.  Asset  Builder Plans are available  only if your bank is an ACH member.  Asset Builder Plans may not be
used  to  buy  shares  for   OppenheimerFunds   employer-sponsored   qualified
retirement accounts.

      If you make  payments  from your bank account to purchase  shares of the
Fund,  your bank  account  will be debited  automatically.  Normally the debit will be made two  business  days prior to the  investment  dates you select on your  application.  Neither the  Distributor,  the Transfer Agent nor the Fund
shall be  responsible  for any delays in  purchasing  shares  that result from delays in ACH transmission.

      Before  you  establish  Asset  Builder  payments,  you  should  obtain a prospectus  of the  selected  fund(s)  from  your  financial  advisor  (or the
Distributor)  and request an application  from the  Distributor.  Complete the application  and return  it.  You may change the amount of your Asset  Builder payment  or you can  terminate  these  automatic  investments  at any  time by writing to the  Transfer  Agent.  The  Transfer  Agent  requires a  reasonable
period   (approximately  10  days)  after  receipt  of  your  instructions  to implement them. The Fund reserves the right to amend,  suspend, or discontinue offering Asset Builder plans at any time without prior notice.

The Oppenheimer  Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer Principal Protected Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer Principal Protected Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
Oppenheimer Discovery Fund                Oppenheimer Quest Capital Value Fund, Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
Oppenheimer Global Fund                   Oppenheimer Rochester National Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer International Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited Term California
Municipal
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals

                                          Oppenheimer Portfolio Series:
                                              Active Allocation Fund
                                              Aggressive Investor Fund
                                              Conservative Investor Fund
                                              Moderate Investor Fund

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial  sales  charge on the  purchase of Class A shares of each of the  Oppenheimer  funds described above except the money market funds.
Under  certain  circumstances   described  in  this  Statement  of  Additional
Information,  redemption  proceeds of certain  money market fund shares may be subject to a contingent deferred sales charge.

      Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class A or Class Y shares and the dividends payable on Class A or Class Y shares may be reduced by incremental expenses borne solely by that class. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class
         A shares the new account balance may become subject to the Minimum
         Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
         Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
         Custom Plus, Recordkeeper Pro and Pension Alliance Retirement Plan
         programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call 1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination  of Net Asset Value Per Share.  The net asset value per share of the Fund is  determined  as of the close of  business  of the NYSE on each day that the NYSE is open.  The  calculation  is done by dividing the value of the
Fund's  net  assets by the  number of shares  that are  outstanding.  The NYSE normally  closes at 4:00 p.m.,  Eastern  time,  but may close  earlier on some other days (for  example,  in case of weather  emergencies  or on days falling before  a  U.S.  holiday).  All  references  to  time  in  this  Statement  of
Additional  Information  mean  "Eastern  time." The NYSE's most recent  annual announcement  regarding  holidays  and days when the market may close early is available on the NYSE's web site at www.nyse.com.

      The Fund's Board of Directors has adopted the  amortized  cost method to value the Fund's  portfolio  securities.  Under the amortized  cost method,  a security is valued initially at its cost and its valuation  assumes a constant amortization  of any premium or accretion of any  discount,  regardless of the impact of  fluctuating  interest  rates on the market  value of the  security.
This method does not take into  consideration any unrealized  capital gains or losses  on  securities.  While  this  method  provides  certainty  in  valuing securities,  in  certain  periods  the  value  of  a  security  determined  by amortized  cost may be higher or lower than the price the Fund  would  receive if it sold the security.

      The Fund's  Board of Directors  has  established  procedures  reasonably designed to  stabilize  the Fund's net asset  value at $1.00 per share.  Those procedures  include a review of the Fund's portfolio  holdings by the Board of
Directors, at intervals it deems appropriate,  to determine whether the Fund's net asset value calculated by using available market quotations  deviates from
$1.00 per share based on amortized cost.

      The Board of Directors will examine the extent of any deviation  between the  Fund's  net asset  value  based  upon  available  market  quotations  and amortized  cost.  If the Fund's net asset value were to deviate  from $1.00 by more than 0.5%,  Rule 2a-7 under the  Investment  Company Act of 1940 requires the Board of Directors to consider what action,  if any,  should be taken.  If they find that the extent of the  deviation  may cause a material  dilution or other  unfair  effects  on  shareholders,  the  Board of  Directors  will take whatever  steps it considers  appropriate to eliminate or reduce the dilution, including, among others,  withholding or reducing dividends,  paying dividends from  capital  or  capital  gains,  selling  portfolio  instruments  prior  to maturity  to  realize  capital  gains or  losses  or to  shorten  the  average maturity of the portfolio,  or calculating  net asset value per share by using available market quotations.

      During periods of declining  interest  rates,  the daily yield on shares of the Fund may tend to be lower  (and net  investment  income  and  dividends higher) than those of a fund  holding the  identical  investments  as the Fund but  which  used a method of  portfolio  valuation  based on market  prices or estimates of market  prices.  During  periods of rising  interest  rates,  the daily yield of the Fund would tend to be higher and its aggregate  value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

      The  information   below   supplements  the  terms  and  conditions  for
redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to United  Missouri Bank (the "Bank")
for  clearance,  the Bank will ask the Fund to redeem a  sufficient  number of full and fractional  shares in the  shareholder's  account to cover the amount of the check. This enables the shareholder to continue receiving  dividends on those  shares  until the check is  presented  to the Fund.  Checks  may not be presented  for  payment at the  offices  of the Bank or the Fund's  custodian.
This  limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Fund reserves the right to amend,  suspend or  discontinue  offering  checkwriting  privileges at any time. The Fund will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the Checkwriting  privilege, by signing the account  application or by completing a Checkwriting card, each individual who signs:
(1)   for  individual  accounts,  represents  that  they  are  the  registered owner(s) of the shares of the Fund in that account;
(2)   for accounts for corporations,  partnerships, trusts and other entities, represents  that they are an  officer,  general  partner,  trustee or other  fiduciary or agent,  as applicable,  duly authorized to act on behalf of the registered owner(s);
(3)   authorizes  the Fund,  its Transfer Agent and any bank through which the
         Fund's  drafts  (checks)  are payable to pay all checks  drawn on the
         Fund account of such  person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check;
      (4)   specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature  on checks  drawn  against joint accounts,  or accounts for corporations,  partnerships,  trusts or other  entities,  the  signature  of any one  signatory on a check will be sufficient to authorize  payment of that check and redemption from the account,  even if that account is registered in the names of more than one person or more than one  authorized  signature  appears on the Checkwriting card or the application, as applicable;
(5)   understands  that  the  Checkwriting  privilege  may  be  terminated  or amended at any time by the Fund and/or the Fund's bank; and
(6)   acknowledges  and agrees that  neither the Fund nor its bank shall incur any  liability  for that  amendment or  termination  of  checkwriting privileges or for redeeming shares to pay checks reasonably  believed by them to be genuine,  or for  returning  or not paying  checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal Funds Wire. The Federal Funds wire of redemption  proceeds may be delayed if the Fund's  custodian  bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made,  which is usually the Fund's next  regular  business day  following  the redemption.  In those  circumstances,  the wire will not be transmitted  until the next  bank  business  day on  which  the  Fund is open  for  business.  No dividends will be paid on the proceeds of redeemed  shares  awaiting  transfer by Federal Funds wire.

Distributions   From  Retirement  Plans.   Requests  for  distributions   from
OppenheimerFunds-sponsored  IRAs, SEP-IRA's,  Simple IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing  plans should be addressed to
"Director,  OppenheimerFunds  Retirement Plans," c/o the Transfer Agent at its
address  listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's  awareness  of tax  penalties if the  distribution  is premature; and
(3)   conform to the  requirements of the plan and the Fund's other redemption requirements.

      Participants    (other   than    self-employed    plan    sponsors)   in
OppenheimerFunds-sponsored  pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its  fiduciary  may not directly  request redemption of their accounts.  The plan  administrator  or fiduciary must sign the request.

      Distributions  from  pension  and profit  sharing  plans are  subject to special  requirements  under the Internal  Revenue Code and certain  documents
(available  from the Transfer  Agent) must be completed  and  submitted to the
Transfer  Agent  before  the  distribution  may be  made.  Distributions  from retirement  plans are subject to withholding  requirements  under the Internal
Revenue Code, and IRS Form W-4P  (available  from the Transfer  Agent) must be submitted  to  the  Transfer  Agent  with  the  distribution  request,  or the distribution may be delayed.  Unless the shareholder has provided the Transfer
Agent with a certified tax  identification  number,  the Internal Revenue Code requires that tax be withheld from any  distribution  even if the  shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor,  and
the  Transfer  Agent  assume  no   responsibility   to  determine   whether  a
distribution  satisfies the  conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special  Arrangements  for Repurchase of Shares from Dealers and Brokers.  The
Distributor  is the Fund's  agent to  repurchase  its shares  from  authorized dealers or brokers on behalf of their customers.  Shareholders  should contact their  broker or dealer to arrange  this type of  redemption.  The  repurchase price  per  share  will  be the  net  asset  value  next  computed  after  the
Distributor receives an order placed by the dealer or broker.  However, if the
Distributor  receives a  repurchase  order  from a dealer or broker  after the close of the Exchange on a regular  business day, it will be processed at that day's net asset  value if the order was  received by the dealer or broker from its customers prior to the time the NYSE closes.  Normally, the NYSE closes at
4:00 p.m.,  but may do so earlier on some days.  Additionally,  the order must have been  transmitted to and received by the  Distributor  prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily,   for  accounts  redeemed  by  a  broker-dealer  under  this procedure,  payment will be made within three  business  days after the shares have been redeemed upon the Distributor's  receipt of the required  redemption documents in proper form. The  signature(s)  of the  registered  owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic  Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can  authorize  the Transfer  Agent to redeem  shares
(having  a value of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal  Plan.  Shares will
be  redeemed   three  business  days  prior  to  the  date  requested  by  the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be  requested  by  telephone if payments are to be made by check payable  to all  shareholders  of  record.  Payments  must also be sent to the address of record for the account and the address  must not have been  changed
within   the   prior   30   days.   Required   minimum    distributions   from
OppenheimerFunds-sponsored  retirement  plans  may  not be  arranged  on  this basis.

      Payments  are  normally   made  by  check,   but   shareholders   having
AccountLink  privileges  (see  "How  To  Buy  Shares")  may  arrange  to  have
Automatic  Withdrawal Plan payments transferred to the bank account designated on the account  application or by  signature-guaranteed  instructions  sent to the  Transfer  Agent.  Shares are normally  redeemed  pursuant to an Automatic
Withdrawal  Plan three business days before the payment  transmittal  date you select in the account  application.  If a  contingent  deferred  sales  charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.  The Fund  cannot  guarantee  receipt  of a  payment  on the date requested.  The Fund  reserves  the right to  amend,  suspend  or  discontinue offering these plans at any time without prior notice.

      By requesting an Automatic  Withdrawal or Exchange Plan, the shareholder agrees to the terms and  conditions  that apply to such plans as stated below.
These  provisions  may be  amended  from time to time by the Fund  and/or  the
Distributor.   When  adopted,  any  amendments  will  automatically  apply  to existing Plans.

      |X|   Automatic Exchange Plans.  Shareholders can authorize the Transfer
Agent to  exchange  a  pre-determined  amount of shares of the Fund for shares
(of the same class) of other  Oppenheimer  funds  automatically  on a monthly, quarterly,  semi-annual or annual basis under an Automatic  Exchange Plan. The minimum  amount  that may be  exchanged  to each  other  fund  account is $50.
Instructions  should  be  provided  on  the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made  under  these  plans  are subject to the  restrictions  that apply to  exchanges as set forth in "How to
Exchange  Shares" in the  Prospectus and below in this Statement of Additional
Information.

      |X|   Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed  as necessary to meet withdrawal payments.  Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested  dividends and capital gains  distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  withdrawal  plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's  Automatic  Withdrawal
Plan as agent for the shareholder(s)  (the "Planholder") who executed the Plan authorization  and application  submitted to the Transfer  Agent.  Neither the
Fund nor the Transfer  Agent shall incur any liability to the  Planholder  for any  action  taken  or not  taken  by the  Transfer  Agent  in good  faith  to administer the Plan. Share  certificates  will not be issued for shares of the
Fund  purchased  for and held  under the Plan,  but the  Transfer  Agent  will credit all such shares to the account of the  Planholder on the records of the
Fund.  Any  share  certificates  held  by  a  Planholder  may  be  surrendered unendorsed to the Transfer Agent with the Plan  application so that the shares represented by the certificate may be held under the Plan.

      For accounts  subject to Automatic  Withdrawal  Plans,  distributions of capital gains must be reinvested in shares of the Fund,  which will be done at net  asset  value  without a sales  charge.  Dividends  on shares  held in the account may be paid in cash or reinvested.

      Shares  will be redeemed  to make  withdrawal  payments at the net asset value per share  determined  on the  redemption  date.  Checks or  AccountLink payments  representing  the  proceeds  of Plan  withdrawals  will  normally be transmitted  three business days prior to the date selected for receipt of the payment,  according  to the choice  specified  in  writing by the  Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement  payments and the address to which  checks are to be mailed or  AccountLink  payments are to be sent may be changed at any time by the  Planholder by writing to the Transfer  Agent.  The
Planholder   should  allow  at  least  two  weeks'  time  after  mailing  such notification  for the  requested  change to be put in effect.  The  Planholder may, at any time,  instruct  the  Transfer  Agent by written  notice to redeem all,  or any part of,  the  shares  held  under  the Plan (in  proper  form in accordance with the requirements of the then-current  Prospectus of the Fund).
In that case,  the Transfer  Agent will redeem the number of shares  requested at the net  asset  value  per  share in  effect  and will mail a check for the proceeds to the Planholder.

      The  Planholder  may  terminate  a Plan at any  time by  writing  to the
Transfer  Agent.  The Fund may also give  directions to the Transfer  Agent to terminate  a Plan.  The  Transfer  Agent will also  terminate  a Plan upon its receipt of  evidence  satisfactory  to it that the  Planholder  has died or is legally  incapacitated.  Upon  termination  of a Plan by the Transfer Agent or the Fund,  shares that have not been redeemed  will be held in  uncertificated form  in  the  name  of  the  Planholder.  The  account  will  continue  as  a
dividend-reinvestment,   uncertificated   account   unless  and  until  proper
instructions  are  received  from  the  Planholder,  his  or her  executor  or guardian, or another authorized person.

      If the Transfer  Agent ceases to act as transfer agent for the Fund, the
Planholder  will be deemed to have  appointed any successor  transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As  stated  in  the  Prospectus,   shares  of  a  particular   class  of
Oppenheimer  funds having more than one class of shares may be exchanged  only
for  shares  of  the  same  class  of  other  Oppenheimer  funds.   Shares  of
Oppenheimer  funds that have a single class  without a class  designation  are deemed  "Class A" shares for this  purpose.  You can obtain a current  list of funds showing which funds offer which classes by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:
      Centennial California Tax Exempt      Centennial New York Tax Exempt
      Trust                                 Trust
      Centennial Government Trust           Centennial Tax Exempt Trust
      Centennial Money Market Trust

      The following funds do not offer Class N shares:
      Limited Term New York Municipal Fund   Oppenheimer New Jersey Municipal
                                             Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Pennsylvania Municipal
                                             Fund
      Oppenheimer AMT-Free New York          Oppenheimer Rochester National
      Municipals                             Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Senior Floating Rate
                                             Fund
      Oppenheimer International Value Fund   Rochester Fund Municipals
      Oppenheimer Limited Term California
      Municipal Fund
      Oppenheimer Limited Term Municipal
      Fund
      Oppenheimer Money Market Fund, Inc.

      The following funds do not offer Class Y shares:
      Limited Term New York Municipal Fund   Oppenheimer International Small Company
                                             Fund
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer Balanced Fund              Oppenheimer New Jersey Municipal Fund
      Oppenheimer Balanced Fund              Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund III
      Oppenheimer Champion Income Fund       Oppenheimer Quest Capital Value Fund,
                                             Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Quest International Value
                                             Fund, Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Rochester National
      Fund                                   Municipals
      Oppenheimer Dividend Growth Fund       Oppenheimer Senior Floating Rate Fund
      Oppenheimer Gold & Special Minerals    Oppenheimer Small Cap Value Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.
o     Class B, Class C and Class N shares of  Oppenheimer  Cash  Reserves  are generally  available  only by exchange  from the same class of shares of other  Oppenheimer funds or through  OppenheimerFunds-sponsored  401 (k)
      plans.
o     Class Y shares of  Oppenheimer  Real Asset Fund may not be exchanged for shares of any other fund.
o     Class  M  shares  of  Oppenheimer  Convertible  Securities  Fund  may be
      exchanged only for Class A shares of other  Oppenheimer  funds. They may not be  acquired  by  exchange  of  shares  of any  class  of any  other
      Oppenheimer  funds  except  Class A shares of  Oppenheimer  Money Market
      Fund or  Oppenheimer  Cash  Reserves  acquired  by  exchange  of Class M shares.
o     Class A shares of Oppenheimer  funds may be exchanged at net asset value for shares of any money market fund offered by the  Distributor.  Shares of any  money  market  fund  purchased  without  a sales  charge  may be exchanged  for shares of  Oppenheimer  funds offered with a sales charge upon  payment  of the sales  charge.  They may also be used to  purchase shares of  Oppenheimer  funds subject to an early  withdrawal  charge or contingent deferred sales charge.
o     Shares  of  the  Fund   acquired  by   reinvestment   of   dividends  or
      distributions  from any of the other  Oppenheimer funds or from any unit investment  trust for  which  reinvestment  arrangements  have been made with the  Distributor  may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds.  However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/16/2011).

      The Fund may amend,  suspend or terminate the exchange  privilege at any time.  Although the Fund may impose these changes at any time, it will provide you  with  notice  of  those  changes  whenever  it  is  required  to do so by applicable  law.  It may be  required  to  provide  60 days'  notice  prior to materially amending or terminating the exchange privilege.  That 60 day notice is not required in extraordinary circumstances.

      |X|   How  Exchanges  Affect  Contingent   Deferred  Sales  Charges.  No
contingent  deferred  sales  charge is imposed on  exchanges  of shares of any class purchased subject to a contingent deferred sales charge.  However,  when
Class A shares  of this Fund  acquired  by  exchange  of (i) Class A shares of other  Oppenheimer  funds (other than Rochester Fund Municipals or Oppenheimer
Rochester  National  Municipals)  purchased  subject  to a Class A  contingent deferred  sales  charge  are  redeemed  within  18  months  measured  from the beginning  of the  calendar  month of the initial  purchase  of the  exchanged shares,  or (ii)  Class A  shares  of  either  Rochester  Fund  Municipals  or
Oppenheimer  Rochester  National  Municipals  purchased  subject  to a Class A contingent  deferred  sales  charge  are  redeemed  within  24  months  of the beginning  of the  calendar  month of the initial  purchase  of the  exchanged
Class A shares,  the Class A  contingent  deferred  sales charge is imposed on the redeemed shares.

      |X|   Limits on Multiple  Exchange  Orders.  The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests.  When exchanging shares by telephone, a shareholder  must have an existing account in the fund to which the exchange is to be made.  Otherwise,  the investor must obtain a prospectus of that fund before the exchange  request may be submitted.  For full or partial  exchanges of an account made by telephone,  any special  account  features such as Asset
Builder Plans,  Automatic  Withdrawal Plans and retirement plan  contributions will be switched to the new account  unless the Transfer  Agent is  instructed otherwise.  If all telephone  lines are busy (which might occur,  for example, during periods of substantial market fluctuations),  shareholders might not be able to  request  exchanges  by  telephone  and would  have to submit  written exchange requests.

      |X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper form (the  "Redemption  Date").  Normally,  shares of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it would be  disadvantaged by an immediate  transfer of the redemption  proceeds.
The Fund  reserves  the  right,  in its  discretion,  to refuse  any  exchange request  that may  disadvantage  it. For  example,  if the receipt of multiple exchange  requests  from a dealer might require the  disposition  of portfolio securities at a time or at a price that might be  disadvantageous to the Fund, the Fund may refuse the request.

      When you  exchange  some or all of your shares from one fund to another, any  special  account  feature  such as an  Asset  Builder  Plan or  Automatic
Withdrawal  Plan, will be switched to the new fund account unless you tell the
Transfer  Agent  not  to do  so.  However,  special  redemption  and  exchange features  such as Automatic  Exchange  Plans and  Automatic  Withdrawal  Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request,  the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this
Statement of  Additional  Information  or would  include  shares  covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different  Oppenheimer  funds  available for exchange have different investment  objectives,  policies and risks. A shareholder  should assure that the fund  selected  is  appropriate  for his or her  investment  and should be aware  of  the  tax  consequences  of an  exchange.  For  federal  income  tax purposes,  an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Fund, the Distributor,  and the
Transfer  Agent are unable to  provide  investment,  tax or legal  advice to a shareholder  in connection  with an exchange  request or any other  investment transaction.

Dividends and Taxes

Dividends  and  Distributions.  The Fund has no fixed  dividend rate and there
can  be  no  assurance  as  to  the  payment  of  any  dividends.   Dividends,
distributions  (if  any)  and  proceeds  of  the  redemption  of  Fund  shares represented by checks  returned to the Transfer Agent by the Postal Service as undeliverable  will be  invested in shares of the Fund.  Reinvestment  will be made as promptly as possible  after the return of such checks to the  Transfer
Agent,  to enable  the  investor  to earn a return on  otherwise  idle  funds.
Unclaimed  accounts may be subject to state escheatment laws, and the Fund and
the   Transfer   Agent   will  not  be   liable  to   shareholders   or  their
representatives for compliance with those laws in good faith.

Tax Status of the Fund's  Dividends,  Distributions and Redemptions of Shares.
The  federal  tax  treatment  of  the  Fund's   dividends  and  capital  gains
distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax  considerations  generally  affecting the
Fund and its shareholders.

         The  tax   discussion  in  the   Prospectus  and  this  Statement  of
Additional  Information  is  based  on tax law in  effect  on the  date of the
Prospectus  and this  Statement  of  Additional  Information.  Those  laws and regulations  may  be  changed  by  legislative,  judicial,  or  administrative action,  sometimes with retroactive  effect.  State and local tax treatment of
ordinary   income   dividends  and  capital  gain   dividends  from  regulated
investment  companies may differ from the treatment under the Internal Revenue
Code described below.  Potential purchasers of shares of the Fund are urged to
consult  their  tax  advisers  with  specific   reference  to  their  own  tax
circumstances  as well as the  consequences  of  federal,  state and local tax rules affecting an investment in the Fund.

      |X|   Qualification  as a  Regulated  Investment  Company.  The Fund has
elected to be taxed as a regulated  investment  company under  Subchapter M of the  Internal  Revenue  Code of 1986,  as amended.  As a regulated  investment company,  the Fund is not subject to federal  income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable ordinary income,  net of expenses,  and net short-term capital gain in excess of net  long-term  capital  loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term  capital losses)
that it distributes to shareholders.  That  qualification  enables the Fund to
"pass through" its income and realized  capital gains to shareholders  without having to pay tax on them.  This  avoids a  "double  tax" on that  income  and capital gains, since shareholders  normally will be taxed on the dividends and capital  gains they receive  from the Fund (unless  their Fund shares are held in a retirement  account or the shareholder is otherwise exempt from tax). The
Fund qualified as a regulated  investment  company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify.

      The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular year. If it did not qualify as a regulated  investment company,  the Fund would be treated for tax purposes as an ordinary  corporation  and would  receive no tax  deduction for payments made to shareholders.

      To qualify as a regulated  investment company,  the Fund must distribute at  least  90% of  its  investment  company  taxable  income  (in  brief,  net investment  income  and the  excess of net  short-term  capital  gain over net long-term  capital  loss) for the  taxable  year.  The Fund must also  satisfy certain other  requirements  of the Internal  Revenue Code,  some of which are described  below.  Distributions  by the Fund made during the taxable year or, under  specified  circumstances,  within  12  months  after  the  close of the taxable  year,  will be considered  distributions  of income and gains for the
taxable   year  and  will   therefore   count  toward   satisfaction   of  the
above-mentioned requirement.

      To qualify as a regulated  investment  company,  the Fund must derive at least 90% of its gross income from dividends,  interest, certain payments with respect  to  securities  loans,  gains from the sale or other  disposition  of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the  requirements  described  above,  the Fund must satisfy an asset  diversification test in order to qualify as a regulated investment  company.  Under  that  test,  at the close of each  quarter of the
Fund's  taxable  year,  at least 50% of the value of the  Fund's  assets  must consist  of cash and  cash  items  (including  receivables),  U.S.  government
securities,   securities  of  other  regulated   investment   companies,   and
securities of other issuers.  As to each of those  issuers,  the Fund must not have  invested  more  than 5% of the  value  of the  Fund's  total  assets  in securities  of each  such  issuer  and the Fund must not hold more than 10% of the  outstanding  voting  securities of each such issuer.  No more than 25% of the value of its total  assets may be  invested in the  securities  of any one issuer  (other  than  U.S.  government  securities  and  securities  of  other regulated  investment  companies),  or in two or more  issuers  which the Fund controls  and which are engaged in the same or similar  trades or  businesses.
For  purposes  of this  test,  obligations  issued or  guaranteed  by  certain agencies  or  instrumentalities  of the U.S.  government  are  treated as U.S.
government securities.

      |X|   Excise Tax on Regulated Investment  Companies.  Under the Internal
Revenue Code, by December 31 each year,  the Fund must  distribute  98% of its taxable  investment  income earned from January 1 through  December 31 of that year and 98% of its capital  gains  realized in the period from  November 1 of the prior year  through  October 31 of the current  year.  If it does not, the
Fund must pay an excise tax on the amounts not  distributed.  It is  presently anticipated  that  the  Fund  will  meet  those  requirements.  To  meet  this requirement,  in certain circumstances the Fund might be required to liquidate portfolio  investments to make  sufficient  distributions  to avoid excise tax liability.  However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of  shareholders  for the Fund not to make such  distributions at the required levels and to pay the excise  tax on the  undistributed  amounts.  That  would  reduce the amount of income or capital gains available for distribution to shareholders.

      |X|   Taxation of Fund Distributions.  The Fund anticipates distributing substantially  all of its investment  company  taxable income for each taxable year. Those  distributions  will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Distributions  by the  Fund  that  do  not  constitute  ordinary  income dividends  or  capital  gain  distributions  will be  treated  as a return  of capital  to the extent of the  shareholder's  tax basis in their  shares.  Any excess  will be treated as gain from the sale of those  shares,  as  discussed below.  Shareholders  will be advised  annually as to the U.S.  federal income tax  consequences of  distributions  made (or deemed made) during the year. If
prior   distributions  made  by  the  Fund  must  be   re-characterized  as  a
non-taxable  return of capital  at the end of the  fiscal  year as a result of the effect of the Fund's investment policies,  they will be identified as such in notices sent to shareholders.

      Distributions  by the Fund will be treated in the manner described above regardless  of whether the  distributions  are paid in cash or  reinvested  in additional shares of the Fund (or of another fund).  Shareholders  receiving a distribution  in the form of additional  shares will be treated as receiving a distribution  in an  amount  equal to the  fair  market  value  of the  shares received, determined as of the reinvestment date.

      The Fund will be required in certain  cases to withhold  28% of ordinary income  dividends,  capital  gains  distributions  and  the  proceeds  of  the redemption of shares,  paid to any shareholder (1) who has failed to provide a correct,  taxpayer  identification  number or to properly  certify that number when acquired,  (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup  withholding or is an "exempt  recipient" (such as a corporation).  Any tax withheld by the
Fund is remitted by the U.S.  Treasury  and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in Class A shares of any of the other Oppenheimer funds listed above.  Reinvestment will be made without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the  dividend or  distribution.  To elect this option,  the  shareholder  must notify the Transfer  Agent in writing and must  have  an  existing  account  in  the  fund  selected  for  reinvestment.
Otherwise,  the  shareholder  first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or distributions  from  shares of certain  other  Oppenheimer  funds  (other than
Oppenheimer  Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The  Distributor.  The Fund's  shares are sold  through  dealers,  brokers and
other   financial    institutions   that   have   a   sales   agreement   with
OppenheimerFunds  Distributor,  Inc., a subsidiary of the Manager that acts as the Fund's  Distributor.  The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor  for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is
a division  of the  Manager.  It is  responsible  for  maintaining  the Fund's shareholder  registry  and  shareholder  accounting  records,  and for  paying dividends  and  distributions  to  shareholders.  It also handles  shareholder servicing and  administrative  functions.  It serves as the Transfer Agent for an annual per account  fee. It also acts as  shareholder  servicing  agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer  Agent at the address and toll-free  numbers shown on the back cover.

The  Custodian.  Citibank,  N.A. is the  Custodian of the Fund's  assets.  The
Custodian's  responsibilities  include safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is be the  practice of the Fund to deal with the  Custodian in a manner  uninfluenced by any banking  relationship  the Custodian may have with the Manager and its  affiliates.  The Fund's cash  balances with the Custodian in excess of $100,000 are not protected by Federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP is the independent registered public accounting firm of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the
Fund must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, ColoradoSeptember
13, 2005

STATEMENT OF INVESTMENTS July 31, 2005

PRINCIPAL VALUE AMOUNT SEE NOTE 1

CERTIFICATES OF DEPOSIT — 16.1%

Barclays Bank plc, New York:

3.19%, 8/12/05 $ 8,000,000 $ 8,000,000 3.245%, 8/26/05 4,000,000 4,000,000 3.34%, 9/14/05 15,000,000 15,000,000 3.36%, 9/16/05 10,000,000 10,000,000

BNP Paribas, NewYork,
3.52%,

10/13/05 30,000,000 30,000,000

Citibank NA:

3.23%, 8/23/05 20,000,000 20,000,000 3.24%, 8/25/05 26,000,000 26,000,000

Deutsche Bank,New
York, 3.51%,

10/11/05 20,000,000 20,000,000

Dexia Credit Local,New
York, 3.19%,

8/12/05 25,000,000 25,000,000

M & I Marshall&
Ilsley Bank,

3.433%, 9/29/05 20,000,000 19,999,675

Nordea Bank Finlandplc,
NY Branch,

3.27%, 9/2/05 20,000,000 20,000,000

Suntrust Bank,

3.38%, 8/31/05 50,000,000 50,000,000

SvenskaHandelsbanken
NY:

3.165%, 8/10/05 10,000,000 10,000,000 3.39%, 9/8/05 21,000,000 21,000,000

Toronto DominionBank,
New York,

3.365%, 9/23/05 20,000,000 20,000,000

Washington MutualBank
FA, 3.19%,

8/11/05 20,000,000 20,000,000

_________________

Total Certificates of Deposit

(Cost $318,999,675) 318,999,675

DIRECT BANK OBLIGATIONS — 17.9%

AB SPINTAB:

3.54%, 10/20/05 25,000,000 24,803,333 3.56%, 10/13/05 25,000,000 24,819,528

Barclays US Funding

Corp., 3.22%, 8/24/05 27,000,000 26,944,455 PRINCIPAL VALUE AMOUNT SEE NOTE 1

DIRECT BANK OBLIGATIONS Continued

Dexia Delaware LLC,

3.515%, 10/13/05 1 $10,670,000 $ 10,593,948

DnB NOR Bank ASA:

3.155%, 8/5/05 15,000,000 14,994,742 3.57%, 10/18/05 8,100,000 8,037,347 3.57%, 10/27/05 20,000,000 19,827,450

Governor & Co. ofthe
Bank of Ireland,

3.22%, 8/23/05 1 13,700,000 13,673,041

HBOS TreasuryServices,
3.435%,

10/3/05 15,000,000 14,909,831

LaSalle Bank NA,

3.26%, 8/17/05 25,000,000 25,000,000

NationwideBuilding
Society:

3.51%, 10/14/05 1 15,000,000 14,891,775 3.56%, 10/25/05 1 17,000,000 16,857,106 3.60%, 10/28/05 1 27,600,000 27,357,120

Nordea NorthAmerica,
Inc.:

3.21%, 8/25/05 22,500,000 22,451,850 3.405%, 9/28/05 14,500,000 14,420,455

SkandinaviskaEnskilda
Banken AB,

3.40%, 9/9/05 1 20,000,000 19,926,333

Societe GeneraleNorth
America,

3.27%, 9/6/05 35,200,000 35,084,896

Standard Federal

Bank, 3.48%, 10/3/05 9,000,000 8,999,922

Westpac TrustSecurities
NZ Ltd.,

3.55%, 10/20/05 12,950,000 12,847,839

_________________

Total Direct Bank Obligations

(Cost $356,440,971) 356,440,971

LETTERS OF CREDIT — 0.5%

Chase Manhattan

Bank, guaranteeing

commercial paper of

NATC California LLC,

3.55%, 10/18/05

(Cost $9,923,083) 10,000,000 9,923,083

11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

PRINCIPAL VALUE AMOUNT SEE NOTE 1

SHORT-TERM NOTES — 65.3%

ASSET-BACKED SECURITIES — 21.4%

Cable Beach, LP,

3.576%, 10/14/05 1 $17,000,000 $ 16,875,039

FCAR Owner Trust I,

3.37%, 9/19/05 13,725,000 13,662,044

FCAR Owner Trust II:

3.39%, 9/14/05 17,000,000 16,929,563 3.53%, 10/6/05 15,000,000 14,902,925

Gemini Securitization

Corp., 3.27%, 8/19/05 1 15,000,000 14,975,475

Gotham Funding Corp.:

3.33%, 8/1/05 1 2,000,000 2,000,000 3.33%, 8/2/05 1 30,745,000 30,742,158 3.45%, 9/19/05 1 2,600,000 2,587,791

GOVCO, Inc.:

3.19%, 8/18/05 1 16,000,000 15,975,898 3.30%, 8/1/05 1 33,500,000 33,500,000 3.60%, 10/28/05 1 10,000,000 9,912,000

Lexington ParkerCapital
Co. LLC:

3.17%, 8/8/05 1 7,500,000 7,495,377 3.18%, 8/10/05 1 15,000,000 14,988,075 3.225%, 8/22/05 1 1,810,000 1,806,595 3.48%, 10/6/05 1 17,679,000 17,565,236

Neptune FundingCorp.:

3.42%, 9/20/05 1 20,000,000 19,905,000 3.46%, 9/1/05 1 11,129,000 11,097,375 3.60%, 10/17/05 1 15,000,000 14,884,500

New Center Asset

Trust, 3.27%, 8/24/05 25,000,000 24,947,931

Regency MarketsNo.
1 LLC, 3.22%,

8/15/05 1 48,000,000 47,939,893

Solitaire Funding LLC:

3.34%, 9/16/05 1 10,000,000 9,957,322 3.35%, 9/8/05 1 26,970,000 26,874,631

Thornburg MortgageCapital
Resources:

3.33%, 8/19/05 1 15,000,000 14,975,025 3.445%, 8/22/05 1 10,000,000 9,979,904 PRINCIPAL VALUE AMOUNT SEE NOTE 1

ASSET-BACKED SECURITIES Continued

Victory Receivables Corp.:

3.155%, 8/5/05 1 $15,000,000 $ 14,994,742 3.31%, 8/11/05 1 12,798,000 12,786,233 3.38%, 9/21/05 1 3,760,000 3,741,996

_________________

426,002,728

BEVERAGES — 0.4%

Beverage South LLC,Series
2004, 3.53%,

8/4/05 2 6,900,000 6,900,000

CAPITAL MARKETS — 12.7%

Banc of AmericaSecurities
LLC,

3.35%, 8/1/05 2 50,000,000 50,000,000

Bear Stearns Cos., Inc.:

3.15%, 8/8/05 5,000,000 4,996,938 3.40%, 9/26/05 30,000,000 29,841,956 3.55%, 10/17/05 17,000,000 16,870,918

Citigroup GlobalMarkets
Holdings,

Inc., 3.13%, 8/3/05 30,000,000 29,994,783

First Clearing LLC,

3.44%, 3/6/06 2 24,750,000 24,750,000

Goldman SachsGroup,
Inc.:

3.38%, 10/31/05 2,3 20,000,000 20,000,000 3.39%, 8/6/05 2,3 20,000,000 20,000,000

Lehman Brothers,Inc.,
3.375%,

12/15/05 2 35,000,000 35,000,000

Morgan Stanley,

3.28%, 8/18/05 20,000,000 19,969,022

_________________

251,423,617

COMMERCIAL BANKS — 2.6% Bank of America Corp.:

3.54%, 10/19/05 11,000,000 10,914,548 3.59%, 10/24/05 40,000,000 39,664,933

_________________

50,579,481

12 | OPPENHEIMER MONEY MARKET FUND, INC.

PRINCIPAL VALUE AMOUNT SEE NOTE 1

CONSTRUCTION MATERIALS — 0.3%

Mississippi BusinessFinance
Corp. RevenueBonds,
ShuqualakLumber
Project,Series
2003, 3.53%,

8/4/05 2 $ 2,800,000 $ 2,800,000

Warrior RoofingManufacturing
ofGeorgia
LLC, Series

2004, 3.58%, 8/4/05 2 4,000,000 4,000,000

_________________

6,800,000

CONSUMER FINANCE — 2.5%

American ExpressCredit
Corp.,

3.15%, 8/8/05 50,000,000 49,969,375

DIVERSIFIED FINANCIAL SERVICES — 5.6%

General ElectricCapital
Corp.:

3.38%, 9/26/05 20,000,000 19,894,844 3.58%, 10/26/05 28,800,000 28,553,696

General ElectricCapital
Services,

3.36%, 9/19/05 15,000,000 14,931,400

HSBC Finance Corp.,

3.35%, 9/16/05 35,000,000 34,850,181

Prudential Funding

LLC, 3.39%, 9/22/05 12,410,000 12,349,232

_________________

110,579,353

ELECTRIC UTILITIES — 0.5%

AL Incentives FinanceAuthority
SpecialObligation
Bonds,

Series 1999-C,

3.53%, 8/4/05 2 9,355,000 9,355,000

ENERGY EQUIPMENT & SERVICES — 0.1%

Mississippi BusinessFinance
Corp.Revenue
Bonds,Signal
InternationalLLC
Project, Series

2004, 3.53%, 8/1/05 2 1,300,000 1,300,000 PRINCIPAL VALUE AMOUNT SEE NOTE 1

ENERGY EQUIPMENT & SERVICES Continued

Mississippi BusinessFinance
Corp. RevenueBonds,
SignalInternational
LLCProject,
Series 2004,

3.53%, 8/1/05 2 $ 1,400,000 $ 1,400,000

_________________

2,700,000

FOOD PRODUCTS — 0.2% Beaver Cnty., UT, Environmental Facility Revenue Bonds, BEST Bio Fuels LLC Project, Series 2003B, 3.81%, 8/1/05 2 3,465,000 3,465,000 — — — — — — — — — — — — — — — — — — — —

INSURANCE — 5.8%

ING AmericaInsurance
Holdings,Inc.:

3.27%, 9/1/05 5,000,000 4,985,921 3.30%, 9/7/05 10,000,000 9,966,083 3.35%, 9/13/05 10,000,000 9,959,986 3.515%, 10/13/05 1,400,000 1,390,021

Jackson National LifeGlobal
Funding,Series
2004-6, 3.428%,

8/15/05 2,3 17,500,000 17,500,000

Jackson NationalLife
Insurance Co.,

3.35%, 8/1/05 2 2,000,000 2,000,000

Metropolitan LifeGlobal
Funding I,Series
2003-5,

3.428%, 8/15/05 2,3 18,000,000 18,000,000

Prudential InsuranceCo.
of America,

3.37%, 8/1/05 2 22,000,000 22,000,000

Security Life ofDenver
Insurance

Co., 3.58%, 8/23/05 2 20,000,000 20,000,000

United of OmahaLife
Insurance Co.,

3.44%, 8/1/05 2,3 10,000,000 10,000,000

_________________

115,802,011

13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued

PRINCIPAL VALUE AMOUNT SEE NOTE 1

LEASING & FACTORING — 2.9%

American HondaFinance
Corp.,

3.16%, 8/10/05 $ 20,600,00 $ 20,583,726

Toyota Motor Credit Corp.:

3.25%, 8/9/05 22,800,000 22,783,533 3.36%, 9/22/05 15,000,000 14,927,200

_________________

58,294,459

METALS & MINING--0.4% AL Industrial Development Authority Revenue Bonds, Simcala, Inc. Project, Series 1995, 3.53%, 8/4/05 2 5,825,000 5,825,000

Wheland FoundryLLC,
Series 2003,

3.58%, 8/4/05 2 2,970,000 2,970,000

_________________

8,795,000

SPECIAL PURPOSE FINANCIAL — 9.9% K2 (USA) LLC:

3.30%, 9/13/05 1 5,000,000 4,980,292 3.38%, 8/22/05 2,4 10,000,000 9,998,586 3.45%, 9/30/05 1 10,000,000 9,942,500 3.45%, 10/5/05 1 25,000,000 24,844,271

LINKS Finance LLC:

3.38%, 9/21/05 1 10,000,000 9,952,117 3.44%, 10/31/05 2,4 25,000,000 24,998,140 3.58%, 10/27/05 1 10,000,000 9,913,483

Parkland (USA) LLC,

3.389%, 8/18/05 2,4 5,000,000 4,999,767

RACERS Trust, Series

2004-6-MM, 3.438%,

8/22/05 2 15,000,000 15,000,000

Sigma Finance, Inc.:

3.16%, 8/9/05 1 7,854,000 7,848,450 3.17%, 8/4/05 1 18,000,000 17,995,245 3.338%, 12/15/05 2,4 22,100,000 22,097,621 3.338%, 12/16/05 2,4 10,000,000 9,998,871

Steamboat Funding Corp.,

3.36%, 8/10/05 1 9,400,000 9,392,105 PRINCIPAL VALUE AMOUNT SEE NOTE 1

SPECIAL PURPOSE FINANCIAL Continued

Wind Master TrustNts.,
Series 2005-I-1,

3.46%, 8/25/05 2,3 $15,000,000 $ 15,000,000

_________________

196,961,448

_________________

Total Short-Term Notes

(Cost $1,297,627,472) 1,297,627,472

TOTAL INVESTMENTS,AT
VALUE

(COST $1,982,991,201) 99.8% 1,982,991,201

OTHER ASSETS

NET OF LIABILITIES 0.2 4,806,731

NET ASSETS 100.0% $1,987,797,932

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1.     Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $553,728,051, or 27.86% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2.     Represents the current interest rate for a variable or increasing rate security.

3.     Illiquid security. The aggregate value of illiquid securities as of July 31, 2005 was $100,500,000, which represents 5.06% of the Fund’s net assets. See Note 4 of Notes to Financial Statements.

4.     Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $72,092,985 or 3.63% of the Fund’s net assets as of July 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

14 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES July 31, 2005

--------------------------------------------------------------------------------------------------------

ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,982,991,201)--see accompanying statement of investments    $1,982,991,201
--------------------------------------------------------------------------------------------------------
Cash                                                                                           6,788,081
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   4,829,888
Interest                                                                                       2,396,953
Other                                                                                            109,374
                                                                                          --------------
Total assets                                                                               1,997,115,497

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               6,252,481
Dividends                                                                                      2,041,064
Directors' compensation                                                                          403,537
Transfer and shareholder servicing agent fees                                                    308,632
Shareholder communications                                                                       212,275
Other                                                                                             99,576
                                                                                          --------------
Total liabilities                                                                              9,317,565

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,987,797,932
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                      $  198,767,818
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,788,975,365
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      54,749
                                                                                          --------------
NET ASSETS                                                                                $1,987,797,932
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,962,574,499
and 1,962,455,390 shares of capital stock outstanding)                                    $         1.00
--------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of
$25,223,433 and 25,222,789 shares of capital stock outstanding)                           $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended July 31, 2005 — — — — — — — — — — — — — — — — — — — —

INVESTMENT INCOME

Interest $ 45,677,102

EXPENSES

Management fees 7,781,528

Transfer and shareholder servicing agent fees:

Class A 3,513,181 Class Y 19,797

Shareholder communications:

Class A 486,250 Class Y 10

Directors' compensation 49,537

Custodian fees and expenses 29,458

Other 234,265

_________________

Total expenses 12,114,026 Less reduction to custodian expenses (8,011)

_________________

Net expenses 12,106,015

NET INVESTMENT INCOME 33,571,087

NET REALIZED GAIN ON INVESTMENTS 54,749

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 33,625,836

_________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEAR ENDED JULY 31,                                                                2005                2004
------------------------------------------------------------------------------------------------------------

OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $    33,571,087     $     7,787,211
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                54,749               2,788
                                                                        ------------------------------------
Net increase in net assets resulting from operations                         33,625,836           7,789,999

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                     (33,138,180)         (7,787,211)
Class Y                                                                        (435,695)                 --

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                     165,474,199        (158,321,330)
Class Y                                                                      25,222,789                  --

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                   190,748,949        (158,318,542)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,797,048,983       1,955,367,525
                                                                        ------------------------------------
End of period                                                           $ 1,987,797,932     $ 1,797,048,983
                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS

CLASS A YEAR ENDED JULY 31,                               2005          2004          2003          2002          2001
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
------------------------------------------------------------------------------------------------------------------------
Income from investment operations-net
investment income and net realized gain                    .02 1          -- 2         .01           .02           .05
------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                      (.02)           -- 2        (.01)         (.02)         (.05)
Distributions from net realized gain                        --            --            -- 2          -- 2          --
                                                   ---------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                           (.02)           -- 2        (.01)         (.02)         (.05)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                   =====================================================================

------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            1.80%         0.43%         0.84%         1.88%         5.32%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 1,962,575   $ 1,797,049   $ 1,955,368   $ 2,093,484   $ 2,128,047
------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 1,856,740   $ 1,808,266   $ 2,014,466   $ 2,005,530   $ 1,968,128
------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.78%         0.43%         0.83%         1.88%         5.14%
Total expenses                                            0.65%         0.73%         0.72%         0.79%         0.68%
Expenses after payments and waivers and
reduction to custodian expenses                            N/A 5        0.72%          N/A 5        0.63%          N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 | OPPENHEIMER MONEY MARKET FUND, INC.

CLASS Y PERIOD ENDED JULY 31,                                                        2005 1
---------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $   1.00
---------------------------------------------------------------------------------------------
Income from investment operations-net investment income and net realized gain           .02 2
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                   (.02)
Distributions from net realized gain                                                     --
                                                                                   ----------
Total dividends and/or distributions to shareholders                                   (.02)
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $   1.00
                                                                                   ==========

---------------------------------------------------------------------------------------------
TOTAL RETURN 3                                                                         1.85%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                           $ 25,223
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                  $ 22,892
---------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                                                  2.05%
Total expenses                                                                         0.52%
Expenses after payments and waivers and reduction to custodian expenses                 N/A 5

1.     For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2.     Per share amounts calculated based on the average shares outstanding during the period.

3.     Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

        The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2

$2,377,177 $-- $--

1.     During the fiscal year ended July 31, 2005, the Fund did not utilize any capital loss carryforward.

2.     During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their

20 | OPPENHEIMER MONEY MARKET FUND, INC.

ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2005. Net assets of the Fund were unaffected by the reclassifications.

REDUCTION TO REDUCTION TO ACCUMULATED ACCUMULATED NET NET INVESTMENT REALIZED GAIN LOSS ON INVESTMENTS

$ 2,788 $ 2,788

The tax character of distributions paid during the years ended July 31, 2005 and July 31, 2004 was as follows:

YEAR ENDED YEAR ENDED JULY 31, 2005 JULY 31, 2004

      Distributions paid from:

Ordinary income $ 33,573,875 $ 7,787,211

DIRECTORS’ COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund’s independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2005, the Fund’s projected benefit obligations were decreased by $316 and payments of $25,939 were made to retired directors, resulting in an accumulated liability of $356,235 as of July 31, 2005.

        The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed

21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued

1.     SIGNIFICANT ACCOUNTING POLICIES Continued

trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

OTHER.     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.     SHARES OF CAPITAL STOCK

The Fund has authorized six billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                       YEAR ENDED JULY 31, 2005 1                  YEAR ENDED JULY 31, 2004
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------

CLASS A
Sold                           2,901,110,299      $ 2,901,110,299        2,854,348,310      $ 2,854,348,310
Dividends and/or
distributions reinvested          30,377,215           30,377,215            7,233,743            7,233,743
Redeemed                      (2,766,013,315)      (2,766,013,315)      (3,019,903,383)      (3,019,903,383)
                              ------------------------------------------------------------------------------
Net increase (decrease)          165,474,199      $   165,474,199         (158,321,330)     $  (158,321,330)
                              ==============================================================================

------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                              62,684,594      $    62,684,594                   --      $            --
Dividends and/or
distributions reinvested             392,058              392,058                   --                   --
Redeemed                         (37,853,863)         (37,853,863)                  --                   --
                              ------------------------------------------------------------------------------
Net increase                      25,222,789      $    25,222,789                   --      $            --
                              ==============================================================================

1.     For the year ended July 31, 2005 for Class A shares and for the period from August 27, 2004 (inception of offering) to July 31, 2005 for Class Y shares.

3.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

22 | OPPENHEIMER MONEY MARKET FUND, INC.

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2005, the Fund paid $3,565,951 to OFS for services to the Fund.

        Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

SALES CHARGES. Contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

      CLASS A

      CONTINGENT

      DEFERRED SALESCHARGES
RETAINED

YEAR ENDED BY DISTRIBUTOR

July 31, 2005 $7,312

WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

4.     ILLIQUID SECURITIES

As of July 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

5.     LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as “Nominal Defendants”) excluding the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005, and amended on March 4, 2005, consolidates into a single action and amends six individual previously filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds’ investment advisory agreements, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses.

23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued

5.     LITIGATION Continued

        The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.

24 | OPPENHEIMER MONEY MARKET FUND, INC.

                                     A-3
                                  Appendix A

                      Description of Securities Ratings

Below is a description  of the two highest  rating  categories  for Short Term
Debt and  Long  Term  Debt by the  "Nationally-Recognized  Statistical  Rating
Organizations" which the Manager evaluates in purchasing  securities on behalf of the Fund. The ratings  descriptions  are based on  information  supplied by the ratings organizations to subscribers.

SHORT-TERM DEBT RATINGS.

Moody's Investors Service, Inc. ("Moody's")

The following rating  designations for commercial paper (defined by Moody's as promissory  obligations  not  having  original  maturity  in  excess  of  nine months),  are judged by Moody's  to be  investment  grade,  and  indicate  the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced
by  the   following   characteristics:   (a)  leading   market   positions  in
well-established  industries;  (b) high rates of return on funds employed; (c)
conservative  capitalization  structure  with  moderate  reliance  on debt and ample  asset  protection;  (d) broad  margins  in  earning  coverage  of fixed financial charges and high internal cash generation;  and (e) well-established access to a range of  financial  markets  and  assured  sources  of  alternate liquidity.

Prime-2:  Strong  capacity for  repayment.  This will normally be evidenced by many of the  characteristics  cited  above  but to a lesser  degree.  Earnings trends and coverage  ratios,  while sound,  will be more subject to variation.
Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      Moody's  ratings  for state and  municipal  short-term  obligations  are designated  "Moody's  Investment  Grade" ("MIG").  Short-term notes which have demand features may also be designated as "VMIG".  These rating categories are as follows:

MIG  1/VMIG 1:  Denotes  superior  credit  quality.  Excellent  protection  is afforded by  established  cash flows,  highly  reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit  quality.  Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's")

The following  ratings by Standard and Poor's for commercial paper (defined by
Standard  and Poor's as debt having an  original  maturity of no more than 365 days) assess the likelihood of payment:

A-1:  Obligation is rated in the highest category.  The obligor's  capacity to meet its  financial  commitment  on the  obligation  is  strong.  Within  this category,  a plus (+) sign  designation  indicates the  obligor's  capacity to meet its financial obligation is extremely strong.

A-2:  Obligation  is  somewhat  more  susceptible  to the  adverse  effects of changes in  circumstances  and economic  conditions than obligations in higher rating  categories.  However,  the  obligor's  capacity to meet its  financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in three years or less:

SP-1:  Strong capacity to pay principal and interest.  An issue  determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory  capacity  to  pay  principal  and  interest,  with  some vulnerability  to adverse  financial and economic changes over the term of the notes.

Standard and Poor's  assigns "dual  ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses  the  likelihood  of repayment of principal and interest as due, and the second rating  addresses only the demand feature.  With short-term  demand debt,  Standard  and Poor's note rating  symbols are used with the  commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following  short-term  ratings to debt  obligations that are payable on demand or have original  maturities of generally up to three years, including  commercial paper,  certificates of deposit,  medium-term notes, and municipal and investment notes:

F1:  Highest  credit  quality.   Strongest  capacity  for  timely  payment  of
financial  commitments.  May have an added  "+" to  denote  any  exceptionally strong credit feature.

F2:  Good  credit  quality.  A  satisfactory  capacity  for timely  payment of financial  commitments,  but the  margin  of  safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2: Short term debt rated "R-2" is of adequate  credit quality and within the three subset grades (high,  middle,  low), debt protection  ranges from having reasonable  ability for timely  repayment to a level which is considered  only just  adequate.  The  liquidity  and debt  ratios  of  entities  in the  "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These  ratings  are  relevant  for  securities  purchased  by the Fund  with a remaining  maturity of 397 days or less,  or for rating  issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa:  Judged  to be the best  quality.  They  carry  the  smallest  degree  of investment  risk  and are  generally  referred  to as "gilt  edged."  Interest payments are  protected by a large or by an  exceptionally  stable  margin and principal  is secure.  While the  various  protective  elements  are likely to change,  the  changes  that can be  expected  are most  unlikely to impair the fundamentally strong position of such issues.
Aa:  Judged to be of high quality by all  standards.  Together  with the "Aaa"
group,  they comprise what are generally known as high-grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as with "Aaa"  securities or fluctuation  of protective  elements may be of greater  amplitude or there may be other  elements  present  which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical  modifiers "1", "2" and "3" in its "Aa" rating classification.  The modifier "1" indicates that the  obligation  ranks in the higher end of its  generic  rating  category;  the  modifier  "2"  indicates a mid-range  ranking;  and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds  (including  municipal  bonds maturing  beyond three years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating  assigned by Standard & Poor's.
The obligor's  capacity to meet its financial  commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated  obligations  only in small degree.  A strong capacity to meet its financial  commitment on the obligation is very strong.

Fitch

AAA:  Highest Credit Quality.  "AAA" ratings denote the lowest  expectation of credit  risk.  They  are  assigned  only in the case of  exceptionally  strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings denote a very low  expectation of credit  risk.  They  indicate a very  strong  capacity  for timely  payment of financial  commitments.  This  capacity  is not  significantly  vulnerable  to foreseeable events.

      Because  bonds  rated  in  the  "AAA"  and  "AA"   categories   are  not
significantly  vulnerable to foreseeable future developments,  short-term debt of these issuers is generally rated "F-1+".

                                  Appendix B

                           Industry Classifications

Aerospace & Defense                 Industrial Conglomerates
Air Freight & Couriers              Insurance
Airlines                            Internet & Catalog Retail
Asset Backed Securities             Internet Software & Services
Auto Components                     IT Services
Automobiles                         Leasing & Factoring
Beverages                           Leisure Equipment & Products
Biotechnology                       Machinery
Broker-Dealer                       Marine
Building Products                   Media
Capital Markets                     Metals & Mining
Chemicals                           Multiline Retail
Commercial Banks                    Multi-Utilities
Commercial Finance                  Municipal
Commercial Services & Supplies      Office Electronics
Communications Equipment            Oil & Gas
Computers & Peripherals             Paper & Forest Products
Construction & Engineering          Personal Products
Construction Materials              Pharmaceuticals
Consulting & Services               Real Estate
Consumer Finance                    Repurchase Agreements
Containers & Packaging              Road & Rail
Distributors                        Semiconductor and Semiconductor Equipment
Diversified Financial Services      Software
Diversified Telecommunication       Special Purpose Financial
Services
Electric Utilities                  Specialty Retail
Electrical Equipment                Textiles, Apparel & Luxury Goods
Electronic Equipment & Instruments  Thrifts & Mortgage Finance
Energy Equipment & Services         Tobacco
Food & Staples Retailing            Trading Companies & Distributors
Food Products                       Transportation Infrastructure
Foreign Government                  U.S. Government Agencies-Full Faith and Credit
                                    Agencies
Gas Utilities                       U.S. Government Agencies-Government Sponsored
                                    Enterprises
Health Care Equipment & Supplies    U.S. Government Instrumentalities
Health Care Providers & Services    U.S. Government Obligations
Hotels Restaurants & Leisure        Water Utilities
Household Durables                  Wireless Telecommunication Services
Household Products

                                  Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.     Applicability of Class A Contingent Deferred Sales Charges in Certain
                                      Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
|X|   1)    through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
|X|   2)    by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
|X|   1)    The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
|X|   2)    The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
|X|   3)    The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).
II.            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for f shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Class A Initial and Contingent Deferred Sales Charges in
Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
|X|   2)    To return excess contributions.
|X|   3)    To return contributions made due to a mistake of fact.
4)    Hardship withdrawals, as defined in the plan.(6)
|X|   5)    Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.
|X|   9)    Separation from service.(7)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the
            Distributor.
|X|   11)   Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                         Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
|X|   1)    Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
|X|   2)    To return excess contributions made to a participant's account.
|X|   3)    To return contributions made due to a mistake of fact.
|X|   4)    To make hardship withdrawals, as defined in the plan.(9)
|X|   5)    To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
|X|   6)    To meet the minimum distribution requirements of the Internal
            Revenue Code.
|X|   7)    To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
|X|   8)    For loans to participants or beneficiaries.(10)
|X|   9)    On account of the participant's separation from service.(11)
|X|   10)   Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
      11)   Distributions made on account of a plan termination or
      "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
|X|   12)   For distributions from a participant's account under an Automatic
            Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
|X|   13)   Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
|X|   14)   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small- & Mid- Cap
   Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
|X|   1)    persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
|X|   2)    persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
|X|   1)    any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
|X|   2)    any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
|X|   3)    Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
|X|   4)    employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
|X|   5)    one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
|X|   6)    an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
|X|   1)    by the estate of a deceased shareholder;
|X|   2)    upon the disability of a shareholder, as defined in Section
      72(m)(7) of the Internal Revenue Code;
|X|   3)    for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
4)    as tax-free returns of excess contributions to such retirement or employee benefit plans;
|X|   5)    in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
|X|   6)    in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
|X|   7)    in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
|X|   8)    in connection with automatic redemptions of Class A shares and
      Class B shares in certain retirement plan accounts pursuant to an
      Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
|X|   9)    as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

------------------------------------------------------------------------------
Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------

Internet Website:
www.oppenheimerfunds.com

Investment Advisor
OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Distributor
OppenheimerFunds Distributor, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1.800.CALL OPP (1.800.225.5677)

Custodian Bank
Citibank, N.A.
399 Park Avenue
New York, New York 10043

Independent Registered Independent Public Accounting Firm
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

Counsel to the Funds
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Directors
Mayer, Brown, Rowe & Maw LLP
1675 Broadway
New York, New York 10019-5820
1234
PX0200.001.rev1205

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.